File No. 033-13401

811-05126

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 29	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 31	☒

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

(Exact name of registrant as specified in charter)

100 PARK AVENUE, NEW YORK, NEW YORK 10017

(Address of principal executive offices)

Registrant’s Telephone Number: 212-850-1864 or

Toll-Free 800-221-2450

LAWRENCE P. VOGEL, Treasurer

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

It is proposed that this filing will become effective (check the appropriate box).

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on February 1, 2008 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

February 1, 2008

Seligman

Municipal Funds

Seeking Income Exempt from Regular Income Tax

•	Seligman Municipal Fund Series, Inc.

•	Seligman Municipal Series Trust

•	Seligman New Jersey Municipal Fund, Inc.

•	Seligman Pennsylvania Municipal Fund Series

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

MUNI-1  2/2008

The Funds

Overview of the Funds

This Prospectus contains information about four separate series that together offer 19 investment options (each, a “Fund”, collectively, the “Funds”):

Seligman Municipal Fund Series, Inc. offers the following 13 Funds:

National Fund	Minnesota Fund
Colorado Fund	Missouri Fund
Georgia Fund	New York Fund
Louisiana Fund	Ohio Fund
Maryland Fund	Oregon Fund
Massachusetts Fund	South Carolina Fund
Michigan Fund

Seligman Municipal Series Trust offers the following four Funds:

California High-Yield Fund	Florida Fund
California Quality Fund	North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

Investment Objectives

Each Fund has its own investment objective. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no guarantee that the Funds will achieve their objectives.

Principal Investment Strategies

Each Fund also has its own principal investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. This principal investment strategy is fundamental and may be changed only with shareholder approval. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Alternative Minimum Tax (“AMT”):

A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase by a Fund. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political or other conditions. This could prevent that Fund from achieving its investment objective.

A Fund’s investment objective may be changed only with shareholder approval. Except as otherwise noted, the principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by that Fund’s Board of Directors/Trustees. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

Principal Risks

Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.

The value of your investment in a Fund will change with fluctuations in the value of individual securities held by that Fund. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The principal factors that may affect the value of a Fund’s portfolio are changes in interest rates and the creditworthiness of a Fund’s portfolio holdings, as described below:

Risks Related to Pending State Law Action. On November 5, 2007, the United States Supreme Court held oral arguments on appeal from a decision of a Kentucky appellate court which held that provisions of Kentucky tax law that provided a tax exemption for interest on Kentucky municipal bonds while taxing interest on bonds issued by other states violated the United States Constitution. If the Supreme Court overturns the decision, the status quo of the municipal market will be upheld, which would allow Kentucky (and a number of other states) to continue with their taxing practice. If, however, the Supreme Court upholds the Kentucky ruling, this could impact the yields of all states’ bonds, including the current investments in the Funds. However, the outcome of this appeal and its effect, if any, on any exemption from state or local income taxes of dividends from the Funds designated as exempt interest dividends, or on the market value of the Funds, cannot be predicted. The Supreme Court is expected to announce its ruling before it concludes its June 2008 session.

Interest rate risk. Changes in market interest rates will affect the value of securities held by a Fund’s investment portfolio. Generally, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund’s net asset value per share moves in the same direction as the market value of the Fund’s securities holdings. Therefore, if interest rates rise, you should expect a Fund’s net asset value per share to fall, and if interest rates decline, you should expect a Fund’s net asset value to rise.

Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund’s strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

In a declining interest rate environment, portfolio holdings that are close to maturity or are subject to call by the issuer may be disadvantageous to a Fund. Proceeds of matured or called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

Credit risk. A municipal bond issue could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Many states and municipalities periodically face budget shortfalls and other problems as a result of economic downturns. The failure to address these problems in a satisfactory manner could affect a state’s or municipality’s credit quality and result in downgrading or a decline in a security’s market value. Credit risk also includes the risk that an issuer of a municipal bond (or, in the case of an insured bond, the issuer and the insurer) would be unable to make or timely make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline. If a Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund’s portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

Concentration risk. Each Fund is a non-diversified fund (except the National Fund) that invests primarily in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. These factors may include state or local legislation or policy changes, economic factors, natural disasters and the possibility of credit problems. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer. Notwithstanding these restrictions, a Fund may be invested in a smaller number of securities. Consequently, if one or more of the securities held in a Fund declines in value or underperforms, it may have a greater impact on the Fund’s performance than if the Fund held a larger number of securities. The Funds may experience more volatility, especially over the short term, than a Fund with a greater number of holdings.

Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund’s ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund’s portfolio do not perform as expected, that Fund’s net asset value may decline.

Risks of territories and possessions of the United States. Each Fund may invest in municipal securities of territories and possessions of the United States, such as Puerto Rico, Guam and the Virgin Islands. Adverse market, political, economic or other conditions or developments within these territories or possessions may negatively affect the value of a Fund’s holdings in such obligations.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the applicable Fund’s Statement of Additional Information.

Past Performance

Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of each Class compares to two widely-used measures of municipal bond performance.

Although each Fund’s fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund’s Classes due to their different fees and expenses.

Fees and Expenses

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses, net of management fee waivers and/or expense reimbursements, if applicable, are deducted from a Fund’s assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund’s fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

Discussions of each Fund begin on page 5.

National Fund

Investment Objective

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Fund’s performance may also be affected by legislation or policy changes, economic or political factors, natural disasters, terrorist attacks or other factors.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

National Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.69% – quarter ended 12/31/00.

Worst calendar quarter return: -2.26% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.43)%	2.73%	3.59%	n/a
Return after taxes on distributions	(1.43)	2.73	3.59	n/a
Return after taxes on distributions and sale of Fund shares	0.42	2.93	3.70	n/a
Class C	1.33	2.74	n/a	3.11%
Class D	1.33	2.74	3.13	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper General Municipal Debt Funds Average	1.15	3.48	4.08	4.10

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper General Municipal Debt Funds Average (“Lipper Average”) are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper Average measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

National Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.30%		0.30%	0.30%
Total Annual Fund Operating Expenses	0.90%		1.80%	1.80%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class C	283	566	975	2,116
Class D	283	566	975	2,116

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class C	183	566	975	2,116
Class D	183	566	975	2,116

California High-Yield Fund

Investment Objective

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of California.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the California High-Yield Fund is subject to the following risks:

■

The Fund’s performance may be affected by local, state, and regional factors including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters, terrorist attacks and the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

■

Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal and interest than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the California High-Yield Fund to 0.40% per annum of the Fund’s average daily net assets. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California High-Yield Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.73% – quarter ended 3/31/00.

Worst calendar quarter return: -2.34% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.25)%	3.34%	4.27%	n/a
Return after taxes on distributions	(1.28)	3.30	4.20	n/a
Return after taxes on distributions and sale of Fund shares	0.59	3.45	4.25	n/a
Class C	1.31	3.36	n/a	3.80%
Class D	1.31	3.36	3.79	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper California Municipal Debt Funds Average	0.39	3.98	4.43	4.26

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

California High-Yield Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees(2)	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.35%		0.35%	0.35%
Total Annual Fund Operating Expenses	0.95%		1.85%	1.85%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	Seligman, at its discretion, is waiving a portion of its management fee to limit the per annum management fee of the California High-Yield Fund to 0.40% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$543	$739	$952	$1,564
Class C	288	582	1,001	2,169
Class D	288	582	1,001	2,169

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$543	$739	$952	$1,564
Class C	188	582	1,001	2,169
Class D	188	582	1,001	2,169

California Quality Fund

Investment Objective

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The California Quality Fund uses the following investment strategies to pursue its investment objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody’s Investors Service (Moody’s) (Aaa, Aa, or A) or Standard & Poor’s Ratings Services (S&P) (AAA, AA, or A) on the date of purchase. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of California.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the California Quality Fund is subject to the following risk:

■

The Fund’s performance may be affected by local, state, and regional factors. These may include, but are not limited to, state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California Quality Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.31% – quarter ended 12/31/00.

Worst calendar quarter return: -2.53% – quarter ended 6/30/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.67)%	2.51%	3.92%	n/a
Return after taxes on distributions	(1.78)	2.43	3.77	n/a
Return after taxes on distributions and sale of Fund shares	0.44	2.72	3.91	n/a
Class C	1.03	2.53	n/a	3.51%
Class D	1.03	2.53	3.47	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper California Municipal Debt Funds Average	0.39	3.98	4.43	4.26

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

California Quality Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.32%		0.32%	0.32%
Total Annual Fund Operating Expenses	0.92%		1.82%	1.82%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$540	$730	$936	$1,530
Class C	285	573	985	2,137
Class D	285	573	985	2,137

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$540	$730	$936	$1,530
Class C	185	573	985	2,137
Class D	185	573	985	2,137

Colorado Fund

Investment Objective

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Colorado Fund uses the following investment strategies to pursue its investment objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Colorado.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Colorado Fund is subject to the following risks:

■

The Fund’s performance may be affected by state, local or regional factors. These may include, but are not limited to, state or local legislation or policy changes, terrorist attacks, long-term water availability, the possibility of a significant correction in the housing sector affecting the construction industry and consumer spending, volatility in energy prices and its effect on the State’s natural resources sector, credit availability, state and local government budgetary shortfalls and economic and other factors.

■

Due to the current economic conditions in the State, together with the State’s constitutionally mandated inability to increase taxes without voter approval and constitutionally mandated minimum increases in funding for elementary and secondary education, the State of Colorado faces difficult budget issues that must be resolved by the legislature. In the past, Colorado voters passed a referendum allowing the State to retain excess collected revenues for a certain number of years, however, these funds are earmarked for specific areas and will not completely alleviate the State’s budget problems. Colorado’s constitutional and statutory restrictions on spending and taxes may adversely affect the ability of state and local governments to provide necessary services.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and beside the chart do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Colorado Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.40% – quarter ended 12/31/00.

Worst calendar quarter return: -2.33% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(0.88)%	2.98%	4.04%	n/a
Return after taxes on distributions	(0.88)	2.96	4.01	n/a
Return after taxes on distributions and sale of Fund shares	0.77	3.12	4.06	n/a
Class C	1.84	3.02	n/a	3.60%
Class D	1.84	3.02	3.59	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Colorado Municipal Debt Funds Average	1.63	3.61	4.20	4.20

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Colorado Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

Florida Fund

Investment Objective

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Florida.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Florida Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State’s ability to pay principal and interest in a timely manner.

■	Florida’s economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to 0.35% per annum of the Fund’s average daily net assets. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Florida Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.66% – quarter ended 12/31/00.

Worst calendar quarter return: -2.24% – quarter ended 6/30/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.40)%	2.53%	3.89%	n/a
Return after taxes on distributions	(1.57)	2.47	3.83	n/a
Return after taxes on distributions and sale of Fund shares	0.69	2.75	3.93	n/a
Class C	1.40	2.73	n/a	3.62%
Class D	1.40	2.73	3.60	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Florida Municipal Debt Funds Average	1.02	4.09	4.46	4.23

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Florida Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees(2)	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	1.00%
Other Expenses	0.39%		0.39%	0.39%
Total Annual Fund Operating Expenses	1.14%		1.89%	1.89%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
(2)	Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to 0.35% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$561	$796	$1,049	$1,774
Class C	292	594	1,021	2,212
Class D	292	594	1,021	2,212

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$561	$796	$1,049	$1,774
Class C	192	594	1,021	2,212
Class D	192	594	1,021	2,212

Georgia Fund

Investment Objective

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Georgia Fund uses the following investment strategies to pursue its investment objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Georgia.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Georgia Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Georgia’s economy is affected by, among other factors, trends in trade, transportation and utilities, professional and business services, education and health services industries and manufacturing, as these industries, along with government, comprise the largest sources of employment within the State.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from of losses realized on the sale of Fund shares.

Georgia Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.81% – quarter ended 12/31/00.

Worst calendar quarter return: -2.21% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(2.42)%	2.18%	3.52%	n/a
Return after taxes on distributions	(2.42)	2.18	3.43	n/a
Return after taxes on distributions and sale of Fund shares	(0.30)	2.44	3.58	n/a
Class C	0.23	2.21	n/a	2.99%
Class D	0.23	2.21	3.07	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Georgia Municipal Debt Funds Average	1.57	3.16	4.09	4.10

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Georgia Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

Louisiana Fund

Investment Objective

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Louisiana Fund uses the following investment strategies to pursue its investment objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Louisiana.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Louisiana Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters including the effects of hurricanes, such as Katrina and Rita, and terrorist attacks.

■	Louisiana’s economy is affected by, among other factors, trends in the oil and gas, tourism, and gaming industries within the State.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Louisiana Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.73% – quarter ended 12/31/00.

Worst calendar quarter return: -1.77% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.20)%	2.47%	3.82%	n/a
Return after taxes on distributions	(1.26)	2.41	3.74	n/a
Return after taxes on distributions and sale of Fund shares	0.68	2.69	3.87	n/a
Class C	1.37	2.46	n/a	3.35%
Class D	1.37	2.49	3.36	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Louisiana Municipal Debt Funds Average	2.39	3.45	4.22	4.20

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Louisiana Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

Maryland Fund

Investment Objective

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Maryland Fund uses the following investment strategies to pursue its investment objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Maryland.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Maryland Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.

■	The performance of general obligation bonds of Maryland issuers may be affected by efforts to limit or reduce state or local taxes.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Maryland Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.41% – quarter ended 12/31/00.

Worst calendar quarter return: -1.61% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.56)%	2.58%	3.77%	n/a
Return after taxes on distributions	(1.57)	2.52	3.71	n/a
Return after taxes on distributions and sale of Fund shares	0.18	2.75	3.81	n/a
Class C	1.03	2.59	n/a	3.29%
Class D	1.03	2.59	3.32	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Maryland Municipal Debt Funds Average	0.84	3.05	3.99	3.94

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Maryland Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

Massachusetts Fund

Investment Objective

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Massachusetts Fund uses the following investment strategies to pursue its investment objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Massachusetts.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Massachusetts Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Additionally, Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default on payments of, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Massachusetts Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 6.45% – quarter ended 12/31/00.

Worst calendar quarter return: -2.80% – quarter ended 9/30/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.23)%	2.41%	4.00%	n/a
Return after taxes on distributions	(1.33)	2.36	3.94	n/a
Return after taxes on distributions and sale of Fund shares	0.74	2.64	4.02	n/a
Class C	1.46	2.48	n/a	3.55%
Class D	1.33	2.46	3.54	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Massachusetts Municipal Debt Funds Average	1.52	3.45	4.18	4.23

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Massachusetts Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.29%		0.29%	0.29%
Total Annual Fund Operating Expenses	0.89%		1.79%	1.79%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$537	$721	$921	$1,497
Class C	282	563	970	2,105
Class D	282	563	970	2,105

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$537	$721	$921	$1,497
Class C	182	563	970	2,105
Class D	182	563	970	2,105

Michigan Fund

Investment Objective

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Michigan Fund uses the following investment strategies to pursue its investment objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Michigan.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Michigan Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Michigan’s economy continues to suffer from the effects of the recent prolonged national economic slowdown. Michigan’s economy, with its emphasis on the automotive and manufacturing sector, has been slower to recover than the overall economy. The largest sources of Michigan tax revenues are the individual income tax and sales and use taxes. There is a strong correlation between income tax collections and salaries and wages earned from employment, and Michigan’s high unemployment rate has adversely impacted individual income tax collections. The second major source of tax revenues are sales and use taxes, which are directly correlated with disposable income, and also suffer from the lagging Michigan economy. The Fund’s Statement of Additional Information contains additional discussion of these factors.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Michigan Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.98% – quarter ended 12/31/00.

Worst calendar quarter return: -2.00% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.87)%	2.43%	3.86%	n/a
Return after taxes on distributions	(1.97)	2.36	3.76	n/a
Return after taxes on distributions and sale of Fund shares	0.23	2.64	3.89	n/a
Class C	0.87	2.45	n/a	3.40%
Class D	0.87	2.45	3.40	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Michigan Municipal Debt Funds Average	1.42	3.70	4.32	4.15

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Michigan Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(1)	1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.27%		0.27%	0.27%
Total Annual Fund Operating Expenses	0.87%		1.77%	1.77%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$535	$715	$911	$1,474
Class C	280	557	959	2,084
Class D	280	557	959	2,084

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$535	$715	$911	$1,474
Class C	180	557	959	2,084
Class D	180	557	959	2,084

Minnesota Fund

Investment Objective

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Minnesota Fund uses the following investment strategies to pursue its investment objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Minnesota.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Minnesota Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce. That issue is expected to be heard by the U.S. Supreme Court in first half of 2008.

■

The State of Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. For example, projected budget deficits for the 2002-2003 biennium almost exhausted the State’s reserves, and it was necessary to take action in 2003 to enable the State to balance the biennial budget for the period ended June 30, 2003. The State then achieved surpluses for the 2004-2005 biennium and for the biennium ended June 30, 2007. However, a November 2007 forecast projects a $373 million deficit for the 2008-2009 biennium. The budget for each biennial period must be balanced.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective

June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Minnesota Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.04% – quarter ended 12/31/00.

Worst calendar quarter return: -2.43% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.54)%	2.26%	3.69%	n/a
Return after taxes on distributions	(1.62)	2.23	3.64	n/a
Return after taxes on distributions and sale of Fund shares	0.40	2.48	3.74	n/a
Class C	1.20	2.28	n/a	3.16%
Class D	1.19	2.28	3.24	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Minnesota Municipal Debt Funds Average	1.11	3.48	4.14	4.10

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Minnesota Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.28%		0.28%	0.28%
Total Annual Fund Operating Expenses	0.88%		1.78%	1.78%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$536	$718	$916	$1,486
Class C	281	560	964	2,095
Class D	281	560	964	2,095

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$536	$718	$916	$1,486
Class C	181	560	964	2,095
Class D	181	560	964	2,095

Missouri Fund

Investment Objective

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Missouri Fund uses the following investment strategies to pursue its investment objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Missouri.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Missouri Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Defense-related business and agriculture play an important role in Missouri’s economy. Negative trends in these industries or the relocation of major employers engaged in such industries could have a negative impact on the economy of the State.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Missouri Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 6.34% – quarter ended 12/31/00.

Worst calendar quarter return: -2.33% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.67)%	2.49%	3.91%	n/a
Return after taxes on distributions	(1.75)	2.43	3.82	n/a
Return after taxes on distributions and sale of Fund shares	0.24	2.67	3.91	n/a
Class C	1.01	2.50	n/a	3.50%
Class D	1.01	2.50	3.45	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Missouri Municipal Debt Funds Average	1.38	3.47	4.28	4.27

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Missouri Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.34%		0.34%	0.34%
Total Annual Fund Operating Expenses	0.94%		1.84%	1.84%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	287	579	995	2,159
Class D	287	579	995	2,159

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class C	187	579	995	2,159
Class D	187	579	995	2,159

New Jersey Fund

Investment Objective

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of New Jersey.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the New Jersey Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors (e.g., budget shortfalls), natural disasters and terrorist attacks.

■

New Jersey’s economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey’s economy will be affected by trends in these sectors.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New Jersey Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.02% – quarter ended 12/31/00.

Worst calendar quarter return: -2.51% – quarter ended 12/31/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.25)%	2.45%	3.67%	n/a
Return after taxes on distributions	(1.32)	2.40	3.59	n/a
Return after taxes on distributions and sale of Fund shares	0.60	2.65	3.70	n/a
Class C	1.62	2.62	n/a	3.32%
Class D	1.62	2.62	3.35	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper New Jersey Municipal Debt Funds Average	1.07	4.12	4.32	4.14

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

New Jersey Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	1.00%
Other Expenses	0.42%		0.42%	0.42%
Total Annual Fund Operating Expenses	1.17%		1.92%	1.92%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$564	$805	$1,065	$1,806
Class C	295	603	1,037	2,243
Class D	295	603	1,037	2,243

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$564	$805	$1,065	$1,806
Class C	195	603	1,037	2,243
Class D	195	603	1,037	2,243

New York Fund

Investment Objective

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The New York Fund uses the following investment strategies to pursue its investment objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of New York.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the New York Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters, terrorist attacks and transit workers union strike.

■	New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

■

A future terrorist attack within New York City could have a substantial negative effect on the economy of New York City, including the displacement or closure of many businesses, a decline in tourism, and retrenchment in the securities industry, which is a major source of employment in the City.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New York Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 6.11% – quarter ended 12/31/00.

Worst calendar quarter return: -2.54% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.23)%	2.81%	4.15%	n/a
Return after taxes on distributions	(1.30)	2.77	4.06	n/a
Return after taxes on distributions and sale of Fund shares	0.67	2.98	4.14	n/a
Class C	1.45	2.82	n/a	3.66%
Class D	1.45	2.82	3.68	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper New York Municipal Debt Funds Average	1.32	3.83	4.32	4.23

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

New York Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.25%		0.25%	0.25%
Total Annual Fund Operating Expenses	0.85%		1.75%	1.75%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$533	$709	$900	$1,452
Class C	278	551	949	2,062
Class D	278	551	949	2,062

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$533	$709	$900	$1,452
Class C	178	551	949	2,062
Class D	178	551	949	2,062

North Carolina Fund

Investment Objective

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

Principal Investment Strategies

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of North Carolina.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the North Carolina Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

While during 2007, the North Carolina economy’s recovery from the 2001 recession continued, job growth has been moderate and some sectors of the economy, particularly manufacturing employment, continued to decline.

■

While the State has been successful in recent years in balancing its budget after coping with a significant budget shortfall some years ago, the State continues to face pressures in matching revenues to expenses and will continue to deal with budget problems until the growth rate in the North Carolina economy increases or changes are made to the tax system to match the changing economy, thereby increasing overall tax revenues. Because of these budget problems, both Moody’s and S&P reviewed their ratings of North Carolina general obligations in 2002. While S&P retained its “AAA” rating for North Carolina’s general obligations, Moody’s reduced its rating of such obligations to “Aa1”. However, on January 12, 2007, Moody’s restored its rating of North Carolina general obligations to its highest “Aaa” level. A failure to adequately deal with future budget issues could adversely effect the credit ratings of general obligations of the State.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

North Carolina Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 4.65% – quarter ended 12/31/00.

Worst calendar quarter return: -2.22% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(2.06)%	2.17%	3.57%	n/a
Return after taxes on distributions	(2.06)	2.10	3.45	n/a
Return after taxes on distributions and sale of Fund shares	(0.22)	2.34	3.56	n/a
Class C	0.81	2.34	n/a	3.24%
Class D	0.81	2.34	3.26	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21(1)
Lipper North Carolina Municipal Debt Funds Average	1.13	3.19	4.03	4.01

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

North Carolina Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	1.00%
Other Expenses	0.54%		0.54%	0.54%
Total Annual Fund Operating Expenses	1.29%		2.04%	2.04%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$575	$841	$1,126	$1,936
Class C	307	640	1,098	2,369
Class D	307	640	1,098	2,369

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$575	$841	$1,126	$1,936
Class C	207	640	1,098	2,369
Class D	207	640	1,098	2,369

Ohio Fund

Investment Objective

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Ohio Fund uses the following investment strategies to pursue its investment objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Ohio.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Ohio Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Ohio’s economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other less industrial states and in the nation as a whole.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Ohio Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.38% – quarter ended 12/31/00.

Worst calendar quarter return: -2.12% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.41)%	2.33%	3.75%	n/a
Return after taxes on distributions	(1.45)	2.29	3.68	n/a
Return after taxes on distributions and sale of Fund shares	0.42	2.53	3.79	n/a
Class C	1.41	2.37	n/a	3.29%
Class D	1.41	2.37	3.31	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Ohio Municipal Debt Funds Average	1.95	3.38	4.10	4.09

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Ohio Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.26%		0.26%	0.26%
Total Annual Fund Operating Expenses	0.86%		1.76%	1.76%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$534	$712	$905	$1,463
Class C	279	554	954	2,073
Class D	279	554	954	2,073

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$534	$712	$905	$1,463
Class C	179	554	954	2,073
Class D	179	554	954	2,073

Oregon Fund

Investment Objective

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The Oregon Fund uses the following strategies to pursue its investment objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Oregon.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Oregon Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Oregon’s economy may be adversely affected by, among other factors, a potential downturn in its manufacturing industry caused by a global economic slowdown and/or a depreciation of the U.S. dollar and rising regional energy prices.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Oregon Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.07% – quarter ended 12/31/00.

Worst calendar quarter return: -1.78% – quarter ended 6/30/99.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(1.47)%	2.68%	3.99%	n/a
Return after taxes on distributions	(1.49)	2.64	3.91	n/a
Return after taxes on distributions and sale of Fund shares	0.40	2.85	3.99	n/a
Class C	1.19	2.67	n/a	3.50%
Class D	1.19	2.67	3.52	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Oregon Municipal Debt Funds Average	2.01	3.52	4.20	4.17

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Oregon Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.30%		0.30%	0.30%
Total Annual Fund Operating Expenses	0.90%		1.80%	1.80%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class C	283	566	975	2,116
Class D	283	566	975	2,116

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class C	183	566	975	2,116
Class D	183	566	975	2,116

Pennsylvania Fund

Investment Objective

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

Principal Investment Strategies

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Pennsylvania. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the Pennsylvania Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Pennsylvania and various of its political subdivisions, including the Philadelphia School District and the cities of Philadelphia, Pittsburgh and Scranton, have, in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Pennsylvania Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.28% – quarter ended 12/31/00.

Worst calendar quarter return: -2.61% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(2.12)%	1.85%	3.52%	n/a
Return after taxes on distributions	(2.12)	1.82	3.43	n/a
Return after taxes on distributions and sale of Fund shares	(0.29)	2.05	3.52	n/a
Class C	0.85	2.00	n/a	3.14%
Class D	0.72	2.00	3.21	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Pennsylvania Municipal Debt Funds Average	1.21	3.81	4.20	4.15

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper single-state municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

Pennsylvania Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.24%		1.00%	1.00%
Other Expenses	0.61%		0.61%	0.61%
Total Annual Fund Operating Expenses	1.35%		2.11%	2.11%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$581	$858	$1,156	$2,001
Class C	314	661	1,134	2,441
Class D	314	661	1,134	2,441

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$581	$858	$1,156	$2,001
Class C	214	661	1,134	2,441
Class D	214	661	1,134	2,441

South Carolina Fund

Investment Objective

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

Principal Investment Strategies

The South Carolina Fund uses the following investment strategies to pursue its investment objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of South Carolina.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Specific Risks

In addition to the principal risks stated under the “Principal Risks” section at the beginning of this Prospectus, the South Carolina Fund is subject to the following risks:

■

The Fund’s performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.

■

Although South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties from 1991 to 1993 and from 2000 to 2004. These difficulties did not affect the State’s ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996. In 2005, S&P again lowered its rating on South Carolina general obligation bonds to AA+, primarily citing the overall economic climate in South Carolina. Moody’s has maintained its rating on South Carolina general obligation bonds of Aaa.

■

South Carolina had year-end deficits of $87.4 million, $149 million and $177 million for fiscal years 2001, 2002 and 2003, respectively. The deficit for fiscal year 2002 exhausted the State’s General Reserve Fund. Appropriations to the General Reserve Fund made in fiscal year 2003 were applied to the reduction of the deficit at the end of fiscal year 2003.

■

South Carolina experienced further revenue shortfalls in the first two quarters of fiscal year 2004. In August 2003, the Capital Reserve Fund for fiscal year 2004 was sequestered and a 1% across the board reduction of General Fund appropriations implemented. As of December 15, 2003, Moody’s assigned a negative outlook to the State’s general obligation debt credit rating. In March, 2007, Moody’s changed the outlook to stable, which remains in effect as of the date of this Prospectus.

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Due to more positive financial results for fiscal years 2004, 2005 and 2006, South Carolina has eliminated the cumulative $177 million deficit and has fully restored the required balances in the General Reserve Fund and the Capital Reserve Fund.

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The state sales tax was increased by one cent (“1¢”), excluding food and accommodations, effective June 1, 2007. Taxpayers began receiving relief from the school operating exemption on their tax bills due in January 2008. Revenues from the additional 1¢ tax will be placed into a trust fund. The trust fund will be used (in priority order) to replace the eliminated school operating taxes on owner occupied homes with revenues from the 1¢ general sales tax imposed; then provide $2.5 million total in minimum replacement funding for each county to be distributed among the school districts; then, if funds are available, roll back county operations taxes on owner occupied homes as far as possible, as remaining funds are available from imposition of the new 1¢ general sales tax. If the revenues in the trust fund are ever insufficient to remove all school operating property taxes on owner occupied homes based on the growth factors outlined in Act 388 of 2006, the difference must be made up from the General Fund. Only the school operating replacement funds and the funds for the $2.5 million floor become an obligation of the General Fund if growth is ever not sufficient to cover the obligations of the fund.

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Property taxing entities are prohibited from raising the operating millage rate by more than population growth plus the increase in the Consumer Price Index. This cap may not be overridden except in the case of an emergency situation, as listed below. This increase requires a two-thirds vote of the local governing body. The additional tax must be listed separately on the tax statement, and may only be put into effect for the amount of time necessary to remedy the emergency. Allowable emergency situations are a previous year’s deficit; a catastrophic event; court order or decree; loss of a taxpaying entity that made up more than 10% of the county’s property tax revenue; or a federal or state requirement enacted after date of ratification.

■	The state sales tax on groceries (non-prepared food) was permanently eliminated beginning on November 1, 2007.

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Past performance (before and after taxes) is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

South Carolina Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 5.68% – quarter ended 12/31/00.

Worst calendar quarter return: -2.38% – quarter ended 6/30/04.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
Return before taxes	(2.11)%	3.00%	4.01%	n/a
Return after taxes on distributions	(2.14)	2.92	3.92	n/a
Return after taxes on distributions and sale of Fund shares	0.01	3.10	4.01	n/a
Class C	0.58	3.01	n/a	3.63%
Class D	0.58	3.01	3.57	n/a
Lehman Brothers Municipal Bond Index	3.36	4.30	5.18	5.21	(1)
Lipper Other States Municipal Debt Funds Average	1.44	4.00	4.35	3.96

The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper Other States Municipal Debt Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper Other States Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. Investors cannot invest directly in an index or an average.

(1)	From 5/28/99.

South Carolina Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class D
Total Maximum Sales Charge (Load)	4.50%		1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.50%	(1)	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)		1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fees	0.50%		0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.10%		1.00%	1.00%
Other Expenses	0.27%		0.27%	0.27%
Total Annual Fund Operating Expenses	0.87%		1.77%	1.77%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$535	$715	$911	$1,474
Class C	280	557	959	2,084
Class D	280	557	959	2,084

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$535	$715	$911	$1,474
Class C	180	557	959	2,084
Class D	180	557	959	2,084

Management of the Funds

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (“Seligman”), 100 Park Avenue, New York, New York 10017, is the investment manager of each Fund. Seligman manages the investment of each Fund’s assets, including making purchases and sales of portfolio securities consistent with each Fund’s investment objective and strategies, and administers each Fund’s business and other affairs.

Established in 1864, Seligman currently serves as manager to 24 US registered investment companies, which offer 61 investment portfolios with approximately $11.6 billion in assets as of December 31, 2007. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2007 of approximately $8.1 billion.

Each Fund pays Seligman a fee for its management services. For the fiscal year ended September 30, 2007, the fee for each Fund is equal to an annual rate of 0.50% of each Fund’s average daily net assets. Seligman, at its discretion, has agreed to waive a portion of its fees so as to limit the per annum management fee of the California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. Seligman may discontinue its fee waivers at any time.

A discussion regarding the basis for the Boards of Directors’ or Trustees’ (as applicable) approval of the continuance of the investment management agreements between the Funds and Seligman will be made available in the applicable Funds’ Mid-Year Reports, dated March 31, 2008.

Portfolio Management

The Funds are managed by the Seligman Municipals Team, which is headed by Mr. Thomas G. Moles. Mr. Moles, a Director and Managing Director of Seligman, is Vice President and Co-Portfolio Manager of the Funds. He is also Executive Vice President and Co- Portfolio Manager of Seligman Select Municipal Fund, Inc. (a closed-end investment company). Mr. Moles joined Seligman in 1983.

Ms. Eileen A. Comerford, a Managing Director of Seligman, is Vice President and Co-Portfolio Manager of the Funds. She is also Vice President and Co-Portfolio Manager of Seligman Select Municipal Fund, Inc. Ms. Comerford joined Seligman in 1980.

Mr. Moles and Ms. Comerford each have decision making authority with respect to the investments of the Funds.

Each Fund’s Statement of Additional Information provides additional information about the compensation of each Co-Portfolio Manager, other accounts managed by each Co-Portfolio Manager, and each Co-Portfolio Manager’s ownership of securities of the Funds.

Affiliates of Seligman:

Seligman Advisors, Inc. (“Seligman Advisors”):

Each Fund’s distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

Each Fund’s shareholder service agent; provides shareholder account services to the Funds at cost.

Regulatory Matters

In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. (Seligman Advisors) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Funds’ Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

■	How long you intend to remain invested in a Fund, or another Seligman mutual fund.

■	If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a contingent deferred sales charge) and pay higher ongoing 12b-1 fees.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A

■	Initial sales charge on Fund purchases, as set forth below:

Amount of your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Discount as a % of Offering Price(1)
Less than $100,000	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.25
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 and over(2)	0.00	0.00	0.00

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2)	You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

■	Annual 12b-1 fee (for shareholder services) of up to 0.25%.

■	No initial sales charge on reinvested dividends or capital gain distributions.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Information Regarding Breakpoint Discounts for Class A Shares

Purchases of Class A shares by a “single person” may be eligible for the reduced initial sales charges (“Breakpoint Discounts”) that are described above. For the purpose of the Breakpoint Discount thresholds, “single persons” includes individuals and immediate family members (i.e., husband, wife, and minor children), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a “single person”, please consult the applicable Fund’s Statement of Additional Information. “Single persons” may be eligible for Breakpoint Discounts under the following circumstances:

Discounts and Rights of Accumulation. Breakpoint Discounts contemplated above are available under a Seligman Group of Funds program referred to as “Rights of Accumulation.” Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a “single person” through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

The value of the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group of mutual funds if those investments are held in your accounts with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of the Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent.

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in a Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.

CDSCs. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the applicable Fund’s Statement of Additional Information.

Additional Information. For more information regarding Breakpoint Discounts, please consult the applicable Fund’s Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

Information Regarding Sales of Class A Shares at Net Asset Value

Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of a Fund, the other investment companies in the Seligman Group of mutual funds, Seligman, SDC and Seligman’s affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the applicable Fund’s Statement of Additional Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Funds’ distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Group of Funds in connection with a deferred fee arrangement for outside Directors, or pursuant to a “fund of funds” arrangement; certain “eligible employee benefit plans”; those partners and employees of outside counsel to the Funds or their directors or trustees who regularly provide advice and services to the Funds, to other funds managed by Seligman, or to their directors or trustees; in connection with sales pursuant to retirement plan alliance programs that have a written agreement with the Funds’ distributor; and to participants in certain retirement and deferred compensation plans and trusts for which certain entities act as broker-dealer, trustee, or record keeper.

For more information about those who can purchase shares of the Funds without a sales charge and other relevant information, please consult the applicable Fund’s Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Class C or Class D*

■ No initial sales charge on purchases. ■ A 1% CDSC on shares sold within one year of purchase. ■ Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.	Your purchase of Class C or Class D shares must be for less than $1,000,000 because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

*	Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of a Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

Seligman (as well as the Funds’ distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the applicable Fund’s Statement of Additional Information.

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, that allows each Class of a Fund to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class’s assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of charges.

The Boards of Directors or Trustees, as applicable, believe that no conflict of interest currently exists between a Fund’s Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman mutual fund, it will be assumed that you held the shares of the other Seligman mutual fund since the date you purchased the shares of that Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of a Fund, it will be assumed that you held the shares of that Fund since the date you originally purchased shares of the other Seligman mutual fund.

The CDSC on Class A, Class C and Class D shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans, 401(k) plans and IRAs; in connection with shares sold to current and retired Directors/Trustees; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) and retirement programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. The CDSC may also be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund. For more information, please consult the applicable Fund’s Statement of Additional Information or www.seligman.com.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class’s net asset value (“NAV”) next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your Account” and “Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

NAV: Computed separately for each Class of a Fund by dividing that Class’s share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day, subject to any applicable sales charge. When you sell shares, you receive the Class’s per share NAV, less any applicable CDSC.

The NAV of a Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by a Fund are valued at current market prices. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Fund’s Board of Directors/Board of Trustees. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Opening Your Account

The Funds’ shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see “Deciding Which Class of Shares to Buy—Class D.”

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor, or complete an account application and send it with your check made payable to the applicable Fund or Funds directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

■	Regular (non-retirement) accounts: $1,000

■	For accounts opened concurrently with Invest-A-Check®:
•	$100 to open if you will be making monthly investments
•	$250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in a Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.

P.O. Box 9759

Providence, RI 02940-9759

Share certificates representing shares of a Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder service agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.

P.O. Box 9766

Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check®. You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (“ACH”) member bank. If your bank is not a member of ACH, the Funds will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check®, you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check®, you must continue to make automatic investments until the Fund’s minimum initial investment of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check® investments may be made for any amount.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit in shares of a Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies invested in the Funds. (Dividend checks must include your name, account number, Fund name and class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information. The Fund may permit investments that are lower than the investment minimums described in this Prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell these Funds’ shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy these Funds’ shares. Exchanges will be made at each fund’s respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other account options (for example, Invest-A-Check® or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund’s required minimum initial investment. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund’s prospectus before investing. Some funds may not offer all classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see “Important Policies That May Affect Your Account.”

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, within 2 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Funds, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to an address other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

■	A signed, written redemption request;
■	Telephone confirmation; and
■	A medallion signature guarantee.

Telephone confirmations will not affect the date on which your redemption request is actually processed, but may delay the payment of proceeds.

Medallion Signature Guarantee:

Protects you and each Seligman mutual fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most major financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

You may need to provide additional documents to sell Fund shares if you are:

■	a corporation;
■	an executor or administrator;

■	a trustee or custodian; or
■	in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact an authorized dealer, your financial advisor or SDC’s Shareholder Services Department for information on selling your Fund shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares or Class D shares, you may annually withdraw 10%, of each class, of the value of your accounts (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account. You can elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

■	Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of a Fund’s net assets;

■	Refuse any request to buy Fund shares;

■	Reject any request received by telephone;

■	Suspend or terminate telephone services;

■	Reject a medallion signature guarantee that SDC believes may be fraudulent;

■

Close your fund account if its value falls below $500, although the Funds generally will not close an account that falls below $500 as a result of a market decline. The Funds will notify you in writing at least 30 days before closing the account;

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); and

■	Request additional information to close your account to the extent required or permitted by applicable law or regulations, including those related to the prevention of money laundering.

Telephone Services

You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

■

Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file, you may have your redemption proceeds directly deposited to your bank account);

■	Exchange shares between Seligman mutual funds;

■	Change dividend and/or capital gain distribution options;

■	Change your address; and

■	Establish systematic withdrawals to address of record.

If you do not elect telephone services on your account application when you open your account, or opened your account through an authorized dealer or your financial advisor, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

■	Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

■	Corporations may not sell Fund shares by phone;

■	IRAs may only exchange Fund shares or request address changes by phone; and

■

Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund’s NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege

If you sell Fund shares, you may elect, within 120 calendar days, to use part or all of the proceeds to buy shares of a Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege may be exercised only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors/Trustees of each of the Seligman Municipal Fund Series, Seligman Municipal Series Trust, the New Jersey Fund and the Pennsylvania Fund has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund’s portfolio. If any Fund, Seligman Advisors (the Funds’ distributor) or SDC (the Funds’ shareholder service agent) (referred to collectively below as the “Seligman Entities”) determine that you have exchanged more than twice to and from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Entities may under certain circumstances also refuse initial or additional purchases of a Fund’s shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program). In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in trading activity in excess of the guidelines noted above. The Funds’ policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Entities to prevent excessive trading, there is no guarantee that the Seligman Entities will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Entities to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Entities will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Entities may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Entities are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund’s portfolio, hinder such Fund’s ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Dividends and Capital Gain Distributions

Each Fund generally declares dividends from its net investment income daily and pays dividends monthly. The Funds distribute any net capital gains realized on investments annually. It is expected that the Funds’ distributions will be primarily income dividends. The National Fund, Georgia Fund and Pennsylvania Fund have capital loss carryforwards that are available for offset against future net capital gains, expiring in various amounts through 2011, 2013 and 2015, respectively. Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

You may elect to:

(1)	reinvest both dividends and capital gain distributions;

(2)	receive dividends in cash and reinvest capital gain distributions; or

(3)	receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions, if any, will be reinvested if you do not instruct otherwise.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, typically within 2 business days from the payable date.

Dividend:

A payment by a mutual fund, usually derived from a Fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund’s portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates its NAV.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the payable date.

Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.

Taxes

Each Fund intends to pay dividends that are primarily exempt from regular federal income taxes and (except for National Fund) regular personal income taxes in its respective state. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Accordingly, a portion of dividends paid by the Funds that are not otherwise exempt generally are taxable to you as ordinary income. Income exempt from federal tax may be subject to state and local tax.

Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which an exempt interest dividend is paid and you held the shares for six months or less, any loss you realize will be disallowed to the extent of the exempt interest dividend. Further, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize, to the extent not disallowed pursuant to the immediate preceding sentence, will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund’s Statement of Additional Information. However, because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Fund’s Classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding during a particular period. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class of the Funds, assuming you reinvested all of your dividends and capital gain distributions, if any. Total returns do not reflect any fees, sales charges or taxes. If such fees, charges and taxes were included, the returns presented below would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their Reports, along with the Funds’ financial statements, are included in each Fund’s Annual Report, which is available upon request.

National Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.81	$7.88	$7.97	$7.98	$8.05
Income from investment operations:
Net investment income	0.33	0.35	0.34	0.34	0.33
Net realized and unrealized loss on investments	(0.08)	(0.07)	(0.09)	(0.01)	(0.07)
Total from investment operations	0.25	0.28	0.25	0.33	0.26
Less distributions:
Dividends from net investment income	(0.32)	(0.35)	(0.34)	(0.34)	(0.33)
Distributions from net realized capital gain	—	—	—	—	—
Total distributions	(0.32)	(0.35)	(0.34)	(0.34)	(0.33)
Net asset value, end of year	$7.74	$7.81	$7.88	$7.97	$7.98
Total Return	3.21%	3.58%	3.18%	4.16%	3.29%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$58,002	$65,846	$67,861	$73,970	$86,905
Ratio of expenses to average net assets	0.90%	0.92%	0.94%	0.91%	0.95%
Ratio of net investment income to average net assets	4.19%	4.46%	4.29%	4.22%	4.14%
Portfolio turnover rate	28.55%	—	4.55%	—	7.04%

See footnotes on page 123.

National Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.81	$7.88	$7.97	$7.98	$8.05
Income from investment operations:
Net investment income	0.26	0.28	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.07)	(0.07)	(0.09)	(0.01)	(0.07)
Total from investment operations	0.19	0.21	0.18	0.25	0.19
Less distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Net asset value, end of year	$7.75	$7.81	$7.88	$7.97	$7.98
Total Return	2.42%	2.66%	2.25%	3.23%	2.36%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,729	$2,343	$2,998	$3,503	$5,446
Ratio of expenses to average net assets	1.80%	1.82%	1.84%	1.81%	1.85%
Ratio of net investment income to average net assets	3.29%	3.56%	3.39%	3.32%	3.24%
Portfolio turnover rate	28.55%	—	4.55%	—	7.04%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.81	$7.88	$7.97	$7.98	$8.05
Income from investment operations:
Net investment income	0.26	0.28	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.07)	(0.07)	(0.09)	(0.01)	(0.07)
Total from investment operations	0.19	0.21	0.18	0.25	0.19
Less distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(0.25)	(0.28)	(0.27)	(0.26)	(0.26)
Net asset value, end of year	$7.75	$7.81	$7.88	$7.97	$7.98
Total Return	2.42%	2.66%	2.25%	3.23%	2.36%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,060	$1,239	$1,600	$1,799	$2,942
Ratio of expenses to average net assets	1.80%	1.82%	1.84%	1.81%	1.85%
Ratio of net investment income to average net assets	3.29%	3.56%	3.39%	3.32%	3.24%
Portfolio turnover rate	28.55%	—	4.55%	—	7.04%

See footnotes on page 123.

California High-Yield Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.60	$6.62	$6.65	$6.59	$6.74
Income from investment operations:
Net investment income	0.28	0.28	0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from investment operations	0.22	0.26	0.30	0.34	0.16
Less distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.26)	(0.27)	(0.28)
Distributions from net realized capital gains	—	—	(0.07)	(0.01)	(0.03)
Total distributions	(0.27)	(0.28)	(0.33)	(0.28)	(0.31)
Net asset value, end of year	$6.55	$6.60	$6.62	$6.65	$6.59
Total Return	3.35%	3.99%	4.63%	5.30%	2.48%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$28,641	$30,079	$31,432	$34,315	$38,798
Ratio of expenses to average net assets	0.85%	0.90%	0.92%	0.90%	0.88%
Ratio of net investment income to average net assets	4.25%	4.26%	3.97%	4.20%	4.24%
Portfolio turnover rate	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	0.95%	1.00%	1.02%	1.00%	0.98%
Ratio of net investment income to average net assets	4.15%	4.16%	3.87%	4.10%	4.14%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.61	$6.63	$6.66	$6.60	$6.75
Income from investment operations:
Net investment income	0.22	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from investment operations	0.16	0.20	0.24	0.28	0.10
Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.20)	(0.21)	(0.22)
Distributions from net realized capital gains	—	—	(0.07)	(0.01)	(0.03)
Total distributions	(0.21)	(0.22)	(0.27)	(0.22)	(0.25)
Net asset value, end of year	$6.56	$6.61	$6.63	$6.66	$6.60
Total Return	2.42%	3.06%	3.69%	4.35%	1.56%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,281	$2,649	$2,475	$2,964	$3,482
Ratio of expenses to average net assets	1.75%	1.80%	1.82%	1.80%	1.78%
Ratio of net investment income to average net assets	3.35%	3.35%	3.07%	3.30%	3.34%
Portfolio turnover rate	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	1.85%	1.90%	1.92%	1.90%	1.88%
Ratio of net investment income to average net assets	3.25%	3.25%	2.97%	3.20%	3.24%

See footnotes on page 123.

California High-Yield Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.61	$6.63	$6.66	$6.60	$6.75
Income from investment operations:
Net investment income	0.22	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from investment operations	0.16	0.20	0.24	0.28	0.10
Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.20)	(0.21)	(0.22)
Distributions from net realized capital gains	—	—	(0.07)	(0.01)	(0.03)
Total distributions	(0.21)	(0.22)	(0.27)	(0.22)	(0.25)
Net asset value, end of year	$6.56	$6.61	$6.63	$6.66	$6.60
Total Return	2.42%	3.06%	3.69%	4.35%	1.56%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,778	$3,056	$2,988	$2,519	$4,832
Ratio of expenses to average net assets	1.75%	1.80%	1.82%	1.80%	1.78%
Ratio of net investment income to average net assets	3.35%	3.35%	3.07%	3.30%	3.34%
Portfolio turnover rate	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	1.85%	1.90%	1.92%	1.90%	1.88%
Ratio of net investment income to average net assets	3.25%	3.25%	2.97%	3.20%	3.24%

California Quality Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.69	$6.79	$6.89	$6.88	$7.04
Income from investment operations:
Net investment income	0.28	0.28	0.28	0.28	0.27
Net realized and unrealized loss on investments	(0.12)	(0.07)	(0.02)	—	(0.16)
Total from investment operations	0.16	0.21	0.26	0.28	0.11
Less distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.27)	(0.27)	(0.27)
Distributions from net realized capital gains	(0.01)	(0.03)	(0.09)	—	—
Total distributions	(0.28)	(0.31)	(0.36)	(0.27)	(0.27)
Net asset value, end of year	$6.57	$6.69	$6.79	$6.89	$6.88
Total Return	2.51%	3.14%	3.90%	4.23%	1.63%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$37,598	$42,495	$47,186	$51,395	$61,566
Ratio of expenses to average net assets	0.92%	0.94%	0.94%	0.93%	0.93%
Ratio of net investment income to average net assets	4.17%	4.19%	4.04%	4.06%	3.96%
Portfolio turnover rate	4.66%	—	—	0.86%	1.43%

See footnotes on page 123.

California Quality Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.66	$6.76	$6.87	$6.85	$7.01
Income from investment operations:
Net investment income	0.22	0.22	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.12)	(0.07)	(0.02)	0.01	(0.16)
Total from investment operations	0.10	0.15	0.19	0.23	0.05
Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gains	(0.01)	(0.03)	(0.09)	—	—
Total distributions	(0.22)	(0.25)	(0.30)	(0.21)	(0.21)
Net asset value, end of year	$6.54	$6.66	$6.76	$6.87	$6.85
Total Return	1.60%	2.23%	2.84%	3.46%	0.72%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,570	$1,921	$3,259	$4,783	$5,772
Ratio of expenses to average net assets	1.82%	1.84%	1.84%	1.83%	1.83%
Ratio of net investment income to average net assets	3.27%	3.29%	3.13%	3.16%	3.06%
Portfolio turnover rate	4.66%	—	—	0.86%	1.43%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$6.66	$6.76	$6.87	$6.85	$7.01
Income from investment operations:
Net investment income	0.22	0.22	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.12)	(0.07)	(0.02)	0.01	(0.16)
Total from investment operations	0.10	0.15	0.19	0.23	0.05
Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gains	(0.01)	(0.03)	(0.09)	—	—
Total distributions	(0.22)	(0.25)	(0.30)	(0.21)	(0.21)
Net asset value, end of year	$6.54	$6.66	$6.76	$6.87	$6.85
Total Return	1.60%	2.23%	2.84%	3.46%	0.72%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$815	$1,037	$1,022	$1,306	$1,512
Ratio of expenses to average net assets	1.82%	1.84%	1.84%	1.83%	1.83%
Ratio of net investment income to average net assets	3.27%	3.29%	3.13%	3.16%	3.06%
Portfolio turnover rate	4.66%	—	—	0.86%	1.43%

See footnotes on page 123.

Colorado Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.56	$7.65	$7.66	$7.63	$7.69
Income from investment operations:
Net investment income	0.31	0.31	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.01)	0.03	(0.06)
Total from investment operations	0.22	0.22	0.30	0.34	0.25
Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gains	(0.05)	—	—	—	(0.01)
Total distributions	(0.35)	(0.31)	(0.31)	(0.31)	(0.31)
Net asset value, end of year	$7.43	$7.56	$7.65	$7.66	$7.63
Total Return	2.97%	2.92%	3.93%	4.49%	3.38%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$30,496	$32,558	$35,058	$36,025	$38,560
Ratio of expenses to average net assets	0.94%	0.95%	0.96%	0.94%	0.99%
Ratio of net investment income to average net assets	4.11%	4.13%	4.05%	4.05%	4.05%
Portfolio turnover rate	10.86%	3.27%	—	5.04%	4.10%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.55	$7.64	$7.65	$7.62	$7.68
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.01)	0.03	(0.05)
Total from investment operations	0.15	0.15	0.23	0.27	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.05)	—	—	—	(0.01)
Total distributions	(0.28)	(0.24)	(0.24)	(0.24)	(0.25)
Net asset value, end of year	$7.42	$7.55	$7.64	$7.65	$7.62
Total Return	2.05%	2.01%	3.00%	3.56%	2.46%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$194	$206	$105	$121	$205
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.84%	1.89%
Ratio of net investment income to average net assets	3.21%	3.23%	3.15%	3.15%	3.15%
Portfolio turnover rate	10.86%	3.27%	—	5.04%	4.10%

See footnotes on page 123.

Colorado Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.55	$7.64	$7.65	$7.62	$7.68
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.01)	0.03	(0.05)
Total from investment operations	0.15	0.15	0.23	0.27	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.05)	—	—	—	(0.01)
Total distributions	(0.28)	(0.24)	(0.24)	(0.24)	(0.25)
Net asset value, end of year	$7.42	$7.55	$7.64	$7.65	$7.62
Total Return	2.05%	2.01%	3.00%	3.56%	2.46%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$169	$141	$153	$138	$276
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.84%	1.89%
Ratio of net investment income to average net assets	3.21%	3.23%	3.15%	3.15%	3.15%
Portfolio turnover rate	10.86%	3.27%	—	5.04%	4.10%

Florida Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.77	$7.92	$8.00	$8.08	$8.08
Income from investment operations:
Net investment income	0.33	0.33	0.33	0.32	0.32
Net realized and unrealized gain (loss) on investments	(0.11)	(0.11)	(0.08)	(0.06)	0.01
Total from investment operations	0.22	0.22	0.25	0.26	0.33
Less distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.32)	(0.32)	(0.32)
Distributions from net realized capital gains	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total distributions	(0.33)	(0.37)	(0.33)	(0.34)	(0.33)
Net asset value, end of year	$7.66	$7.77	$7.92	$8.00	$8.08
Total Return	2.88%	2.86%	3.17%	3.26%	4.16%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$22,372	$25,750	$29,298	$32,470	$34,131
Ratio of expenses to average net assets	0.99%	1.00%	0.98%	0.99%	1.00%
Ratio of net investment income to average net assets	4.23%	4.20%	4.11%	4.05%	3.98%
Portfolio turnover rate	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.14%	1.15%	1.13%	1.14%	1.15%
Ratio of net investment income to average net assets	4.08%	4.05%	3.96%	3.90%	3.83%

See footnotes on page 123.

Florida Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.79	$7.93	$8.02	$8.09	$8.10
Income from investment operations:
Net investment income	0.27	0.27	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.12)	(0.09)	(0.09)	(0.05)	—
Total from investment operations	0.15	0.18	0.18	0.21	0.26
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gains	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total distributions	(0.27)	(0.32)	(0.27)	(0.28)	(0.27)
Net asset value, end of year	$7.67	$7.79	$7.93	$8.02	$8.09
Total Return	1.98%	2.22%	2.27%	2.61%	3.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,076	$3,171	$3,907	$4,683	$4,686
Ratio of expenses to average net assets	1.74%	1.75%	1.73%	1.74%	1.75%
Ratio of net investment income to average net assets	3.48%	3.45%	3.36%	3.30%	3.23%
Portfolio turnover rate	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.89%	1.90%	1.88%	1.89%	1.90%
Ratio of net investment income to average net assets	3.33%	3.30%	3.21%	3.15%	3.08%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.79	$7.93	$8.02	$8.10	$8.10
Income from investment operations:
Net investment income	0.27	0.27	0.27	0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.12)	(0.09)	(0.09)	(0.06)	0.01
Total from investment operations	0.15	0.18	0.18	0.20	0.27
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gains	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total distributions	(0.27)	(0.32)	(0.27)	(0.28)	(0.27)
Net asset value, end of year	$7.67	$7.79	$7.93	$8.02	$8.10
Total Return	1.98%	2.22%	2.27%	2.48%	3.37%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,011	$1,164	$1,176	$1,351	$1,567
Ratio of expenses to average net assets	1.74%	1.75%	1.73%	1.74%	1.75%
Ratio of net investment income to average net assets	3.48%	3.45%	3.36%	3.30%	3.23%
Portfolio turnover rate	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.89%	1.90%	1.88%	1.89%	1.90%
Ratio of net investment income to average net assets	3.33%	3.30%	3.21%	3.15%	3.08%

See footnotes on page 123.

Georgia Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.74	$7.78	$7.84	$8.01	$8.10
Income from investment operations:
Net investment income	0.31	0.32	0.31	0.32	0.33
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.06)	(0.16)	(0.06)
Total from investment operations	0.17	0.28	0.25	0.16	0.27
Less distributions:
Dividends from net investment income	(0.30)	(0.32)	(0.31)	(0.32)	(0.33)
Distributions from net realized capital gains	—	—	—	(0.01)	(0.03)
Total distributions	(0.30)	(0.32)	(0.31)	(0.33)	(0.36)
Net asset value, end of year	$7.61	$7.74	$7.78	$7.84	$8.01
Total Return	2.18%	3.70%	3.19%	2.09%	3.48%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$25,664	$27,966	$30,456	$32,928	$35,086
Ratio of expenses to average net assets	0.94%	0.95%	0.98%	0.94%	0.97%
Ratio of net investment income to average net assets	4.03%	4.15%	3.93%	4.11%	4.16%
Portfolio turnover rate	6.42%	—	8.59%	20.43%	—

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.76	$7.80	$7.86	$8.02	$8.12
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.25	0.26
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.06)	(0.15)	(0.07)
Total from investment operations	0.10	0.21	0.18	0.10	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.25)	(0.24)	(0.25)	(0.26)
Distributions from net realized capital gains	—	—	—	(0.01)	(0.03)
Total distributions	(0.23)	(0.25)	(0.24)	(0.26)	(0.29)
Net asset value, end of year	$7.63	$7.76	$7.80	$7.86	$8.02
Total Return	1.26%	2.76%	2.26%	1.30%	2.42%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$294	$485	$586	$639	$620
Ratio of expenses to average net assets	1.84%	1.85%	1.88%	1.84%	1.87%
Ratio of net investment income to average net assets	3.13%	3.25%	3.03%	3.21%	3.26%
Portfolio turnover rate	6.42%	—	8.59%	20.43%	—

See footnotes on page 123.

Georgia Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.76	$7.80	$7.86	$8.03	$8.12
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.25	0.26
Net realized and unrealized loss on investments	(0.13)	(0.04)	(0.06)	(0.16)	(0.06)
Total from investment operations	0.11	0.21	0.18	0.09	0.20
Less distributions:
Dividends from net investment income	(0.23)	(0.25)	(0.24)	(0.25)	(0.26)
Distributions from net realized capital gains	—	—	—	(0.01)	(0.03)
Total distributions	(0.23)	(0.25)	(0.24)	(0.26)	(0.29)
Net asset value, end of year	$7.64	$7.76	$7.80	$7.86	$8.03
Total Return	1.39%	2.76%	2.26%	1.17%	2.55%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$960	$899	$1,107	$1,479	$1,658
Ratio of expenses to average net assets	1.84%	1.85%	1.88%	1.84%	1.87%
Ratio of net investment income to average net assets	3.13%	3.25%	3.03%	3.21%	3.26%
Portfolio turnover rate	6.42%	—	8.59%	20.43%	—

Louisiana Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.97	$8.06	$8.22	$8.27	$8.41
Income from investment operations:
Net investment income	0.34	0.34	0.34	0.34	0.36
Net realized and unrealized loss on investments	(0.10)	(0.06)	(0.13)	(0.03)	(0.12)
Total from investment operations	0.24	0.28	0.21	0.31	0.24
Less distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.34)	(0.34)	(0.35)
Distributions from net realized capital gains	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total distributions	(0.35)	(0.37)	(0.37)	(0.36)	(0.38)
Net asset value, end of year	$7.86	$7.97	$8.06	$8.22	$8.27
Total Return	3.10%	3.51%	2.53%	3.77%	3.03%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$26,750	$29,877	$38,036	$41,960	$46,181
Ratio of expenses to average net assets	0.94%	0.97%	0.95%	0.91%	0.94%
Ratio of net investment income to average net assets	4.25%	4.26%	4.16%	4.14%	4.33%
Portfolio turnover rate	11.58%	—	2.54%	2.51%	—

See footnotes on page 123.

Louisiana Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.97	$8.06	$8.22	$8.27	$8.41
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.27	0.28
Net realized and unrealized loss on investments	(0.10)	(0.06)	(0.14)	(0.04)	(0.11)
Total from investment operations	0.16	0.21	0.13	0.23	0.17
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gains	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total distributions	(0.28)	(0.30)	(0.29)	(0.28)	(0.31)
Net asset value, end of year	$7.85	$7.97	$8.06	$8.22	$8.27
Total Return	2.05%	2.58%	1.62%	2.84%	2.11%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$447	$652	$759	$698	$687
Ratio of expenses to average net assets	1.84%	1.87%	1.85%	1.81%	1.84%
Ratio of net investment income to average net assets	3.35%	3.36%	3.27%	3.24%	3.43%
Portfolio turnover rate	11.58%	—	2.54%	2.51%	—

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.98	$8.06	$8.22	$8.27	$8.41
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.27	0.28
Net realized and unrealized loss on investments	(0.10)	(0.05)	(0.14)	(0.04)	(0.11)
Total from investment operations	0.16	0.22	0.13	0.23	0.17
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gains	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Total distributions	(0.28)	(0.30)	(0.29)	(0.28)	(0.31)
Net asset value, end of year	$7.86	$7.98	$8.06	$8.22	$8.27
Total Return	2.05%	2.71%	1.61%	2.84%	2.11%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$564	$598	$580	$464	$843
Ratio of expenses to average net assets	1.84%	1.87%	1.85%	1.81%	1.84%
Ratio of net investment income to average net assets	3.35%	3.36%	3.27%	3.24%	3.43%
Portfolio turnover rate	11.58%	—	2.54%	2.51%	—

See footnotes on page 123.

Maryland Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.92	$7.97	$8.03	$8.05	$8.27
Income from investment operations:
Net investment income	0.29	0.32	0.31	0.31	0.32
Net realized and unrealized loss on investments	(0.09)	(0.03)	(0.02)	—	(0.14)
Total from investment operations	0.20	0.29	0.29	0.31	0.18
Less distributions:
Dividends from net investment income	(0.28)	(0.32)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gains	(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total distributions	(0.34)	(0.34)	(0.35)	(0.33)	(0.40)
Net asset value, end of year	$7.78	$7.92	$7.97	$8.03	$8.05
Total Return	2.50%	3.78%	3.72%	3.94%	2.29%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$32,690	$34,623	$39,148	$41,082	$45,239
Ratio of expenses to average net assets	0.94%	0.95%	0.96%	0.93%	0.96%
Ratio of net investment income to average net assets	3.76%	4.04%	3.87%	3.89%	3.92%
Portfolio turnover rate	4.57%	13.33%	9.77%	5.66%	10.98%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.93	$7.98	$8.05	$8.06	$8.29
Income from investment operations:
Net investment income	0.22	0.25	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	(0.03)	0.01	(0.14)
Total from investment operations	0.13	0.22	0.21	0.25	0.10
Less distributions:
Dividends from net investment income	(0.20)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total distributions	(0.26)	(0.27)	(0.28)	(0.26)	(0.33)
Net asset value, end of year	$7.80	$7.93	$7.98	$8.05	$8.06
Total Return	1.71%	2.85%	2.66%	3.13%	1.25%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$355	$490	$421	$419	$444
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.83%	1.86%
Ratio of net investment income to average net assets	2.86%	3.14%	2.97%	2.99%	3.02%
Portfolio turnover rate	4.57%	13.33%	9.77%	5.66%	10.98%

See footnotes on page 123.

Maryland Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.93	$7.98	$8.05	$8.06	$8.29
Income from investment operations:
Net investment income	0.22	0.25	0.24	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	(0.03)	0.02	(0.14)
Total from investment operations	0.13	0.22	0.21	0.25	0.10
Less distributions:
Dividends from net investment income	(0.20)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.06)	(0.02)	(0.04)	(0.02)	(0.09)
Total distributions	(0.26)	(0.27)	(0.28)	(0.26)	(0.33)
Net asset value, end of year	$7.80	$7.93	$7.98	$8.05	$8.06
Total Return	1.71%	2.85%	2.66%	3.13%	1.25%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,115	$1,548	$1,932	$2,016	$2,291
Ratio of expenses to average net assets	1.84%	1.85%	1.86%	1.83%	1.86%
Ratio of net investment income to average net assets	2.86%	3.14%	2.97%	2.99%	3.02%
Portfolio turnover rate	4.57%	13.33%	9.77%	5.66%	10.98%

Massachusetts Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.01	$8.15	$8.27	$8.34	$8.38
Income from investment operations:
Net investment income	0.34	0.34	0.34	0.33	0.33
Net realized and unrealized loss on investments	(0.12)	(0.11)	(0.11)	(0.07)	(0.05)
Total from investment operations	0.22	0.23	0.23	0.26	0.28
Less distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.33)	(0.33)	(0.32)
Distributions from net realized capital gains	(0.04)	(0.03)	(0.02)	‡	—
Total distributions	(0.37)	(0.37)	(0.35)	(0.33)	(0.32)
Net asset value, end of year	$7.86	$8.01	$8.15	$8.27	$8.34
Total Return	2.83%	2.86%	2.90%	3.18%	3.48%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$57,796	$62,426	$69,598	$76,118	$83,379
Ratio of expenses to average net assets	0.89%	0.90%	0.91%	0.89%	0.92%
Ratio of net investment income to average net assets	4.27%	4.25%	4.09%	3.98%	3.96%
Portfolio turnover rate	6.81%	—	4.55%	1.97%	2.42%

See footnotes on page 123.

Massachusetts Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.01	$8.15	$8.27	$8.34	$8.37
Income from investment operations:
Net investment income	0.27	0.27	0.26	0.26	0.25
Net realized and unrealized loss on investments	(0.11)	(0.12)	(0.10)	(0.08)	(0.03)
Total from investment operations	0.16	0.15	0.16	0.18	0.22
Less distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.26)	(0.25)	(0.25)
Distributions from net realized capital gains	(0.04)	(0.03)	(0.02)	‡	—
Total distributions	(0.30)	(0.29)	(0.28)	(0.25)	(0.25)
Net asset value, end of year	$7.87	$8.01	$8.15	$8.27	$8.34
Total Return	2.03%	1.93%	1.98%	2.25%	2.68%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,904	$2,450	$2,527	$3,052	$3,284
Ratio of expenses to average net assets	1.79%	1.80%	1.81%	1.79%	1.82%
Ratio of net investment income to average net assets	3.37%	3.35%	3.19%	3.08%	3.06%
Portfolio turnover rate	6.81%	—	4.55%	1.97%	2.42%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.01	$8.15	$8.27	$8.34	$8.37
Income from investment operations:
Net investment income	0.27	0.27	0.26	0.26	0.25
Net realized and unrealized loss on investments	(0.12)	(0.12)	(0.10)	(0.08)	(0.03)
Total from investment operations	0.15	0.15	0.16	0.18	0.22
Less distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.26)	(0.25)	(0.25)
Distributions from net realized capital gains	(0.04)	(0.03)	(0.02)	‡	—
Total distributions	(0.30)	(0.29)	(0.28)	(0.25)	(0.25)
Net asset value, end of year	$7.86	$8.01	$8.15	$8.27	$8.34
Total Return	1.91%	1.93%	1.98%	2.25%	2.68%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$224	$518	$607	$785	$1,293
Ratio of expenses to average net assets	1.79%	1.80%	1.81%	1.79%	1.82%
Ratio of net investment income to average net assets	3.37%	3.35%	3.19%	3.08%	3.06%
Portfolio turnover rate	6.81%	—	4.55%	1.97%	2.42%

See footnotes on page 123.

Michigan Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.33	$8.44	$8.57	$8.64	$8.64
Income from investment operations:
Net investment income	0.33	0.34	0.35	0.35	0.32
Net realized and unrealized gain (loss) on investments	(0.13)	(0.08)	(0.14)	(0.06)	0.04
Total from investment operations	0.20	0.26	0.21	0.29	0.36
Less distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.34)	(0.34)	(0.32)
Distributions from net realized capital gains	(0.06)	(0.03)	**	(0.02)	(0.04)
Total distributions	(0.38)	(0.37)	(0.34)	(0.36)	(0.36)
Net asset value, end of year	$8.15	$8.33	$8.44	$8.57	$8.64
Total Return	2.47%	3.12%	2.56%	3.51%	4.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$78,824	$89,978	$100,016	$108,791	$116,487
Ratio of expenses to average net assets	0.87%	0.88%	0.90%	0.87%	0.91%
Ratio of net investment income to average net assets	4.02%	4.12%	4.11%	4.08%	3.79%
Portfolio turnover rate	11.33%	10.63%	8.64%	—	6.10%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.32	$8.43	$8.56	$8.63	$8.63
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.13)	(0.09)	(0.13)	(0.05)	0.03
Total from investment operations	0.13	0.18	0.14	0.22	0.28
Less distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.24)
Distributions from net realized capital gains	(0.06)	(0.03)	**	(0.02)	(0.04)
Total distributions	(0.31)	(0.29)	(0.27)	(0.29)	(0.28)
Net asset value, end of year	$8.14	$8.32	$8.43	$8.56	$8.63
Total Return	1.55%	2.20%	1.64%	2.59%	3.32%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$923	$958	$918	$851	$728
Ratio of expenses to average net assets	1.77%	1.78%	1.80%	1.77%	1.81%
Ratio of net investment income to average net assets	3.12%	3.22%	3.21%	3.18%	2.89%
Portfolio turnover rate	11.33%	10.63%	8.64%	—	6.10%

See footnotes on page 123.

Michigan Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.32	$8.43	$8.56	$8.63	$8.63
Income from investment operations:
Net investment income	0.26	0.27	0.27	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.13)	(0.09)	(0.13)	(0.05)	0.03
Total from investment operations	0.13	0.18	0.14	0.22	0.28
Less distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.24)
Distributions from net realized capital gains	(0.06)	(0.03)	**	(0.02)	(0.04)
Total distributions	(0.31)	(0.29)	(0.27)	(0.29)	(0.28)
Net asset value, end of year	$8.14	$8.32	$8.43	$8.56	$8.63
Total Return	1.55%	2.20%	1.64%	2.59%	3.32%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,753	$2,061	$2,101	$2,583	$2,093
Ratio of expenses to average net assets	1.77%	1.78%	1.80%	1.77%	1.81%
Ratio of net investment income to average net assets	3.12%	3.22%	3.21%	3.18%	2.89%
Portfolio turnover rate	11.33%	10.63%	8.64%	—	6.10%

Minnesota Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.67	$7.75	$7.83	$7.87	$7.92
Income from investment operations:
Net investment income	0.30	0.31	0.31	0.31	0.29
Net realized and unrealized loss on investments	(0.11)	(0.08)	(0.09)	(0.05)	(0.06)
Total from investment operations	0.19	0.23	0.22	0.26	0.23
Less distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.30)	(0.30)	(0.28)
Distributions from net realized capital gains	(0.01)	(0.01)	—	—	—
Total distributions	(0.31)	(0.31)	(0.30)	(0.30)	(0.28)
Net asset value, end of year	$7.55	$7.67	$7.75	$7.83	$7.87
Total Return	2.52%	3.04%	2.90%	3.41%	3.02%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$70,804	$78,066	$84,659	$91,022	$96,175
Ratio of expenses to average net assets	0.88%	0.89%	0.92%	0.88%	0.93%
Ratio of net investment income to average net assets	4.01%	4.04%	3.96%	3.95%	3.69%
Portfolio turnover rate	4.48%	10.60%	8.09%	1.85%	9.37%

See footnotes on page 123.

Minnesota Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.68	$7.75	$7.83	$7.87	$7.93
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.22
Net realized and unrealized loss on investments	(0.12)	(0.07)	(0.09)	(0.05)	(0.07)
Total from investment operations	0.12	0.17	0.15	0.19	0.15
Less distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.23)	(0.23)	(0.21)
Distributions from net realized capital gains	(0.01)	(0.01)	—	—	—
Total distributions	(0.24)	(0.24)	(0.23)	(0.23)	(0.21)
Net asset value, end of year	$7.56	$7.68	$7.75	$7.83	$7.87
Total Return	1.59%	2.16%	1.95%	2.49%	1.97%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$136	$249	$287	$390	$555
Ratio of expenses to average net assets	1.78%	1.79%	1.82%	1.78%	1.83%
Ratio of net investment income to average net assets	3.11%	3.14%	3.06%	3.05%	2.79%
Portfolio turnover rate	4.48%	10.60%	8.09%	1.85%	9.37%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.68	$7.75	$7.83	$7.87	$7.93
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.22
Net realized and unrealized loss on investments	(0.12)	(0.07)	(0.09)	(0.05)	(0.07)
Total from investment operations	0.12	0.17	0.15	0.19	0.15
Less distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.23)	(0.23)	(0.21)
Distributions from net realized capital gains	(0.01)	(0.01)	—	—	—
Total distributions	(0.24)	(0.24)	(0.23)	(0.23)	(0.21)
Net asset value, end of year	$7.56	$7.68	$7.75	$7.83	$7.87
Total Return	1.59%	2.16%	1.95%	2.49%	1.97%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$328	$637	$762	$1,315	$1,370
Ratio of expenses to average net assets	1.78%	1.79%	1.82%	1.78%	1.83%
Ratio of net investment income to average net assets	3.11%	3.14%	3.06%	3.05%	2.79%
Portfolio turnover rate	4.48%	10.60%	8.09%	1.85%	9.37%

See footnotes on page 123.

Missouri Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.78	$7.84	$7.89	$7.94	$8.02
Income from investment operations:
Net investment income	0.29	0.31	0.31	0.30	0.30
Net realized and unrealized loss on investments	(0.13)	(0.04)	(0.04)	(0.04)	(0.06)
Total from investment operations	0.16	0.27	0.27	0.26	0.24
Less distributions:
Dividends from net investment income	(0.28)	(0.31)	(0.31)	(0.30)	(0.30)
Distributions from net realized capital gains	(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total distributions	(0.33)	(0.33)	(0.32)	(0.31)	(0.32)
Net asset value, end of year	$7.61	$7.78	$7.84	$7.89	$7.94
Total Return	2.20%	3.51%	3.39%	3.38%	2.98%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$26,279	$29,097	$31,347	$33,899	$36,409
Ratio of expenses to average net assets	0.94%	0.95%	0.97%	0.94%	0.97%
Ratio of net investment income to average net assets	3.83%	4.03%	3.95%	3.83%	3.79%
Portfolio turnover rate	20.86%	15.02%	—	3.99%	2.95%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.77	$7.84	$7.89	$7.95	$8.02
Income from investment operations:
Net investment income	0.22	0.24	0.24	0.23	0.23
Net realized and unrealized loss on investments	(0.12)	(0.05)	(0.04)	(0.05)	(0.05)
Total from investment operations	0.10	0.19	0.20	0.18	0.18
Less distributions:
Dividends from net investment income	(0.21)	(0.24)	(0.24)	(0.23)	(0.23)
Distributions from net realized capital gains	(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total distributions	(0.26)	(0.26)	(0.25)	(0.24)	(0.25)
Net asset value, end of year	$7.61	$7.77	$7.84	$7.89	$7.95
Total Return	1.28%	2.58%	2.46%	2.33%	2.18%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$43	$44	$141	$139	$88
Ratio of expenses to average net assets	1.84%	1.85%	1.87%	1.84%	1.87%
Ratio of net investment income to average net assets	2.93%	3.13%	3.05%	2.93%	2.90%
Portfolio turnover rate	20.86%	15.02%	—	3.99%	2.95%

See footnotes on page 123.

Missouri Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.78	$7.84	$7.89	$7.95	$8.02
Income from investment operations:
Net investment income	0.22	0.24	0.24	0.23	0.23
Net realized and unrealized loss on investments	(0.12)	(0.04)	(0.04)	(0.05)	(0.05)
Total from investment operations	0.10	0.20	0.20	0.18	0.18
Less distributions:
Dividends from net investment income	(0.21)	(0.24)	(0.24)	(0.23)	(0.23)
Distributions from net realized capital gains	(0.05)	(0.02)	(0.01)	(0.01)	(0.02)
Total distributions	(0.26)	(0.26)	(0.25)	(0.24)	(0.25)
Net asset value, end of year	$7.62	$7.78	$7.84	$7.89	$7.95
Total Return	1.42%	2.58%	2.46%	2.33%	2.18%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$281	$309	$362	$345	$511
Ratio of expenses to average net assets	1.84%	1.85%	1.87%	1.84%	1.86%
Ratio of net investment income to average net assets	2.93%	3.13%	3.05%	2.93%	2.90%
Portfolio turnover rate	20.86%	15.02%	—	3.99%	2.95%

New Jersey Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.37	$7.49	$7.54	$7.60	$7.65
Income from investment operations:
Net investment income	0.29	0.30	0.30	0.29	0.29
Net realized and unrealized loss on investments	(0.07)	(0.08)	(0.04)	(0.05)	(0.04)
Total from investment operations	0.22	0.22	0.26	0.24	0.25
Less distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.30)	(0.29)	(0.29)
Distributions from net realized capital gains	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total distributions	(0.31)	(0.34)	(0.31)	(0.30)	(0.30)
Net asset value, end of year	$7.28	$7.37	$7.49	$7.54	$7.60
Total Return	3.04%	2.99%	3.40%	3.28%	3.34%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$30,619	$32,449	$35,209	$43,324	$46,610
Ratio of expenses to average net assets	1.17%	1.15%	1.20%	1.13%	1.13%
Ratio of net investment income to average net assets	4.00%	4.03%	3.95%	3.91%	3.82%
Portfolio turnover rate	21.67%	4.39%	2.53%	—	4.39%

See footnotes on page 123.

New Jersey Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.47	$7.59	$7.64	$7.69	$7.74
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.08)	(0.08)	(0.04)	(0.04)	(0.04)
Total from investment operations	0.16	0.16	0.20	0.20	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total distributions	(0.25)	(0.28)	(0.25)	(0.25)	(0.24)
Net asset value, end of year	$7.38	$7.47	$7.59	$7.64	$7.69
Total Return	2.22%	2.17%	2.57%	2.58%	2.52%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,435	$3,289	$3,453	$3,659	$5,271
Ratio of expenses to average net assets	1.92%	1.91%	1.96%	1.90%	1.90%
Ratio of net investment income to average net assets	3.25%	3.28%	3.19%	3.14%	3.05%
Portfolio turnover rate	21.67%	4.39%	2.53%	—	4.39%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.47	$7.59	$7.64	$7.69	$7.74
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.08)	(0.08)	(0.04)	(0.04)	(0.04)
Total from investment operations	0.16	0.16	0.20	0.20	0.19
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total distributions	(0.25)	(0.28)	(0.25)	(0.25)	(0.24)
Net asset value, end of year	$7.38	$7.47	$7.59	$7.64	$7.69
Total Return	2.22%	2.17%	2.57%	2.58%	2.52%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$836	$864	$920	$1,002	$1,299
Ratio of expenses to average net assets	1.92%	1.91%	1.96%	1.90%	1.90%
Ratio of net investment income to average net assets	3.25%	3.28%	3.19%	3.14%	3.05%
Portfolio turnover rate	21.67%	4.39%	2.53%	—	4.39%

See footnotes on page 123.

New York Fund

	Year Ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.19	$8.26	$8.27	$8.34	$8.43
Income from investment operations:
Net investment income	0.34	0.35	0.33	0.35	0.34
Net realized and unrealized loss on investments	(0.12)	(0.06)	(0.01)	(0.06)	(0.07)
Total from investment operations	0.22	0.29	0.32	0.29	0.27
Less distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.33)	(0.34)	(0.34)
Distributions from net realized capital gains	ø	(0.02)	øø	(0.02)	(0.02)
Total distributions	(0.34)	(0.36)	(0.33)	(0.36)	(0.36)
Net asset value, end of year	$8.07	$8.19	$8.26	$8.27	$8.34
Total Return	2.76%	3.61%	3.96%	3.60%	3.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$60,746	$63,794	$69,563	$71,698	$80,452
Ratio of expenses to average net assets	0.85%	0.88%	0.90%	0.88%	0.91%
Ratio of net income to average net assets	4.22%	4.25%	4.03%	4.18%	4.11%
Portfolio turnover rate	16.19%	—	10.47%	—	6.35%

	Year Ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.20	$8.27	$8.29	$8.35	$8.44
Income from investment operations:
Net investment income	0.27	0.27	0.26	0.27	0.27
Net realized and unrealized loss on investments	(0.13)	(0.05)	(0.02)	(0.04)	(0.07)
Total from investment operations	0.14	0.22	0.24	0.23	0.20
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gains	ø	(0.02)	øø	(0.02)	(0.02)
Total distributions	(0.26)	(0.29)	(0.26)	(0.29)	(0.29)
Net asset value, end of year	$8.08	$8.20	$8.27	$8.29	$8.35
Total Return	1.83%	2.68%	2.91%	2.79%	2.32%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$4,110	$4,905	$4,994	$5,732	$7,295
Ratio of expenses to average net assets	1.75%	1.78%	1.80%	1.78%	1.81%
Ratio of net investment income to average net assets	3.32%	3.35%	3.13%	3.28%	3.21%
Portfolio turnover rate	16.19%	—	10.47%	—	6.35%

See footnotes on page 123.

New York Fund (continued)

	Year Ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.20	$8.27	$8.29	$8.35	$8.44
Income from investment operations:
Net investment income	0.27	0.27	0.26	0.27	0.27
Net realized and unrealized loss on investments	(0.13)	(0.05)	(0.02)	(0.04)	(0.07)
Total from investment operations	0.14	0.22	0.24	0.23	0.20
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gains	ø	(0.02)	øø	(0.02)	(0.02)
Total distributions	(0.26)	(0.29)	(0.26)	(0.29)	(0.29)
Net asset value, end of year	$8.08	$8.20	$8.27	$8.29	$8.35
Total Return	1.83%	2.68%	2.91%	2.79%	2.32%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,987	$2,139	$2,442	$2,437	$2,653
Ratio of expenses to average net assets	1.75%	1.78%	1.80%	1.78%	1.81%
Ratio of net investment income to average net assets	3.32%	3.35%	3.13%	3.28%	3.21%
Portfolio turnover rate	16.19%	—	10.47%	—	6.35%

North Carolina Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.86	$7.94	$8.05	$8.14	$8.19
Income from investment operations:
Net investment income	0.27	0.27	0.29	0.29	0.29
Net realized and unrealized loss on investments	(0.12)	(0.02)	(0.10)	(0.07)	(0.01)
Total from investment operations	0.15	0.25	0.19	0.22	0.28
Less distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.28)	(0.28)	(0.29)
Distributions from net realized capital gains	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total distributions	(0.33)	(0.33)	(0.30)	(0.31)	(0.33)
Net asset value, end of year	$7.68	$7.86	$7.94	$8.05	$8.14
Total Return	1.95%	3.14%	2.45%	2.82%	3.51%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$12,799	$15,471	$16,781	$19,856	$22,778
Ratio of expenses to average net assets	1.29%	1.28%	1.24%	1.19%	1.19%
Ratio of net investment income to average net assets	3.46%	3.51%	3.60%	3.55%	3.65%
Portfolio turnover rate	5.17%	29.32%	—	7.93%	10.00%

See footnotes on page 123.

North Carolina Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.86	$7.94	$8.04	$8.13	$8.18
Income from investment operations:
Net investment income	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized loss on investments	(0.13)	(0.03)	(0.09)	(0.06)	(0.01)
Total from investment operations	0.08	0.19	0.14	0.16	0.22
Less distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.22)	(0.22)	(0.23)
Distributions from net realized capital gains	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total distributions	(0.27)	(0.27)	(0.24)	(0.25)	(0.27)
Net asset value, end of year	$7.67	$7.86	$7.94	$8.04	$8.13
Total Return	1.06%	2.37%	1.82%	2.06%	2.74%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$471	$1,142	$1,414	$3,012	$2,778
Ratio of expenses to average net assets	2.04%	2.03%	1.99%	1.94%	1.94%
Ratio of net investment income to average net assets	2.71%	2.76%	2.85%	2.80%	2.90%
Portfolio turnover rate	5.17%	29.32%	—	7.93%	10.00%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.85	$7.93	$8.04	$8.13	$8.18
Income from investment operations:
Net investment income	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized loss on investments	(0.13)	(0.03)	(0.10)	(0.06)	(0.01)
Total from investment operations	0.08	0.19	0.13	0.16	0.22
Less distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.22)	(0.22)	(0.23)
Distributions from net realized capital gains	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total distributions	(0.27)	(0.27)	(0.24)	(0.25)	(0.27)
Net asset value, end of year	$7.66	$7.85	$7.93	$8.04	$8.13
Total Return	1.06%	2.37%	1.69%	2.06%	2.74%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$487	$517	$532	$706	$824
Ratio of expenses to average net assets	2.04%	2.03%	1.99%	1.94%	1.94%
Ratio of net investment income to average net assets	2.71%	2.76%	2.85%	2.80%	2.90%
Portfolio turnover rate	5.17%	29.32%	—	7.93%	10.00%

See footnotes on page 123.

Ohio Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.90	$8.01	$8.10	$8.14	$8.26
Income from investment operations:
Net investment income	0.31	0.31	0.32	0.31	0.32
Net realized and unrealized loss on investments	(0.09)	(0.09)	(0.07)	(0.02)	(0.11)
Total from investment operations	0.22	0.22	0.25	0.29	0.21
Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.31)	(0.32)
Distributions from net realized capital gains	—	(0.02)	(0.03)	(0.02)	(0.01)
Total distributions	(0.30)	(0.33)	(0.34)	(0.33)	(0.33)
Net asset value, end of year	$7.82	$7.90	$8.01	$8.10	$8.14
Total Return	2.84%	2.78%	3.09%	3.69%	2.63%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$94,031	$100,686	$107,587	$114,544	$122,692
Ratio of expenses to average net assets	0.86%	0.87%	0.89%	0.87%	0.91%
Ratio of net investment income to average net assets	3.95%	3.94%	3.92%	3.88%	3.97%
Portfolio turnover rate	8.54%	7.15%	4.57%	—	6.79%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.95	$8.06	$8.15	$8.18	$8.31
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.25
Net realized and unrealized loss on investments	(0.09)	(0.09)	(0.06)	(0.01)	(0.12)
Total from investment operations	0.15	0.15	0.18	0.23	0.13
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gains	—	(0.02)	(0.03)	(0.02)	(0.01)
Total distributions	(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Net asset value, end of year	$7.87	$7.95	$8.06	$8.15	$8.18
Total Return	1.90%	1.84%	2.15%	2.87%	1.58%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$670	$844	$922	$1,005	$1,339
Ratio of expenses to average net assets	1.76%	1.77%	1.79%	1.77%	1.81%
Ratio of net investment income to average net assets	3.05%	3.04%	3.02%	2.98%	3.07%
Portfolio turnover rate	8.54%	7.15%	4.57%	—	6.79%

See footnotes on page 123.

Ohio Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.95	$8.06	$8.15	$8.18	$8.31
Income from investment operations:
Net investment income	0.24	0.24	0.24	0.24	0.25
Net realized and unrealized loss on investments	(0.09)	(0.09)	(0.06)	(0.01)	(0.12)
Total from investment operations	0.15	0.15	0.18	0.23	0.13
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.25)
Distributions from net realized capital gains	—	(0.02)	(0.03)	(0.02)	(0.01)
Total distributions	(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Net asset value, end of year	$7.87	$7.95	$8.06	$8.15	$8.18
Total Return	1.90%	1.84%	2.15%	2.87%	1.58%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$615	$757	$773	$1,012	$1,440
Ratio of expenses to average net assets	1.76%	1.77%	1.79%	1.77%	1.81%
Ratio of net investment income to average net assets	3.05%	3.04%	3.02%	2.98%	3.07%
Portfolio turnover rate	8.54%	7.15%	4.57%	—	6.79%

Oregon Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.83	$7.87	$7.91	$7.94	$8.03
Income from investment operations:
Net investment income	0.31	0.32	0.31	0.32	0.31
Net realized and unrealized loss on investments	(0.10)	(0.04)	(0.03)	(0.03)	(0.07)
Total from investment operations	0.21	0.28	0.28	0.29	0.24
Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gains	(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total distributions	(0.36)	(0.32)	(0.32)	(0.32)	(0.33)
Net asset value, end of year	$7.68	$7.83	$7.87	$7.91	$7.94
Total Return	2.79%	3.75%	3.53%	3.73%	3.10%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$46,168	$49,862	$53,109	$56,182	$56,365
Ratio of expenses to average net assets	0.90%	0.92%	0.92%	0.91%	0.95%
Ratio of net investment income to average net assets	4.00%	4.10%	3.97%	4.00%	3.87%
Portfolio turnover rate	3.27%	16.84%	4.88%	1.92%	3.56%

See footnotes on page 123.

Oregon Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.82	$7.86	$7.90	$7.93	$8.03
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.10)	(0.04)	(0.03)	(0.02)	(0.08)
Total from investment operations	0.14	0.21	0.21	0.22	0.16
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total distributions	(0.29)	(0.25)	(0.25)	(0.25)	(0.26)
Net asset value, end of year	$7.67	$7.82	$7.86	$7.90	$7.93
Total Return	1.87%	2.82%	2.60%	2.81%	2.05%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,298	$1,314	$1,282	$1,641	$1,767
Ratio of expenses to average net assets	1.80%	1.82%	1.82%	1.81%	1.85%
Ratio of net investment income to average net assets	3.10%	3.20%	3.07%	3.10%	2.97%
Portfolio turnover rate	3.27%	16.84%	4.88%	1.92%	3.56%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.82	$7.86	$7.90	$7.93	$8.03
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.10)	(0.04)	(0.03)	(0.02)	(0.08)
Total from investment operations	0.14	0.21	0.21	0.22	0.16
Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gains	(0.06)	(0.01)	(0.01)	(0.01)	(0.03)
Total distributions	(0.29)	(0.25)	(0.25)	(0.25)	(0.26)
Net asset value, end of year	$7.67	$7.82	$7.86	$7.90	$7.93
Total Return	1.87%	2.82%	2.60%	2.81%	2.05%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,088	$1,265	$1,442	$1,517	$1,848
Ratio of expenses to average net assets	1.80%	1.82%	1.82%	1.81%	1.85%
Ratio of net investment income to average net assets	3.10%	3.20%	3.07%	3.10%	2.97%
Portfolio turnover rate	3.27%	16.84%	4.88%	1.92%	3.56%

See footnotes on page 123.

Pennsylvania Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.84	$7.93	$8.03	$8.09	$8.26
Income from investment operations:
Net investment income	0.27	0.27	0.28	0.27	0.27
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from investment operations	0.13	0.23	0.18	0.22	0.19
Less distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.27)
Distributions from net realized capital gains	—	(0.06)	(0.01)	(0.01)	(0.09)
Total distributions	(0.25)	(0.32)	(0.28)	(0.28)	(0.36)
Net asset value, end of year	$7.72	$7.84	$7.93	$8.03	$8.09
Total Return	1.69%	3.02%	2.34%	2.72%	2.37%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$14,428	$16,906	$18,548	$19,721	$22,354
Ratio of expenses to average net assets	1.35%	1.43%	1.48%	1.36%	1.30%
Ratio of net investment income to average net assets	3.50%	3.45%	3.54%	3.32%	3.38%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.82	$7.91	$8.01	$8.07	$8.24
Income from investment operations:
Net investment income	0.21	0.21	0.22	0.21	0.21
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from investment operations	0.07	0.17	0.12	0.16	0.13
Less distributions:
Dividends from net investment income	(0.19)	(0.20)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gains	—	(0.06)	(0.01)	(0.01)	(0.09)
Total distributions	(0.19)	(0.26)	(0.22)	(0.22)	(0.30)
Net asset value, end of year	$7.70	$7.82	$7.91	$8.01	$8.07
Total Return	0.94%	2.26%	1.58%	1.96%	1.60%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$557	$785	$913	$1,100	$1,133
Ratio of expenses to average net assets	2.11%	2.18%	2.23%	2.11%	2.05%
Ratio of net investment income to average net assets	2.74%	2.70%	2.79%	2.57%	2.63%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%

See footnotes on page 123.

Pennsylvania Fund (continued)

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$7.82	$7.91	$8.01	$8.07	$8.24
Income from investment operations:
Net investment income	0.21	0.21	0.22	0.21	0.21
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from investment operations	0.07	0.17	0.12	0.16	0.13
Less distributions:
Dividends from net investment income	(0.19)	(0.20)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gains	—	(0.06)	(0.01)	(0.01)	(0.09)
Total distributions	(0.19)	(0.26)	(0.22)	(0.22)	(0.30)
Net asset value, end of year	$7.70	$7.82	$7.91	$8.01	$8.07
Total Return	0.94%	2.26%	1.58%	1.96%	1.60%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$430	$460	$490	$556	$624
Ratio of expenses to average net assets	2.11%	2.18%	2.23%	2.11%	2.05%
Ratio of net investment income to average net assets	2.74%	2.70%	2.79%	2.57%	2.63%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%

South Carolina Fund

	Year ended September 30,
CLASS A	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.16	$8.19	$8.18	$8.23	$8.25
Income from investment operations:
Net investment income	0.32	0.32	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.10)	(0.03)	0.03	0.05	—
Total from investment operations	0.22	0.29	0.35	0.36	0.31
Less distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.32)	(0.30)	(0.31)
Distributions from net realized capital gains	(0.05)	—	(0.02)	(0.11)	(0.02)
Total distributions	(0.37)	(0.32)	(0.34)	(0.41)	(0.33)
Net asset value, end of year	$8.01	$8.16	$8.19	$8.18	$8.23
Total Return	2.70%	3.62%	4.23%	4.51%	3.91%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$62,402	$70,937	$75,442	$76,913	$79,463
Ratio of expenses to average net assets	0.87%	0.88%	0.91%	0.91%	0.92%
Ratio of net investment income to average net assets	4.03%	4.00%	3.89%	3.77%	3.83%
Portfolio turnover rate	8.67%	9.93%	—	—	34.81%

See footnotes on page 123.

South Carolina Fund (continued)

	Year ended September 30,
CLASS C	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.15	$8.19	$8.18	$8.23	$8.24
Income from investment operations:
Net investment income	0.25	0.25	0.25	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.04)	0.02	0.06	0.01
Total from investment operations	0.16	0.21	0.27	0.29	0.25
Less distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.24)	(0.23)	(0.24)
Distributions from net realized capital gains	(0.05)	—	(0.02)	(0.11)	(0.02)
Total distributions	(0.30)	(0.25)	(0.26)	(0.34)	(0.26)
Net asset value, end of year	$8.01	$8.15	$8.19	$8.18	$8.23
Total Return	1.90%	2.57%	3.30%	3.58%	3.11%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$3,895	$4,026	$4,939	$5,200	$5,483
Ratio of expenses to average net assets	1.77%	1.78%	1.81%	1.81%	1.82%
Ratio of net investment income to average net assets	3.13%	3.10%	2.99%	2.87%	2.93%
Portfolio turnover rate	8.67%	9.93%	—	—	34.81%

	Year ended September 30,
CLASS D	2007	2006	2005	2004	2003
Per Share Data:
Net asset value, beginning of year	$8.15	$8.19	$8.18	$8.23	$8.24
Income from investment operations:
Net investment income	0.25	0.25	0.25	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	(0.04)	0.02	0.06	0.01
Total from investment operations	0.16	0.21	0.27	0.29	0.25
Less distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.24)	(0.23)	(0.24)
Distributions from net realized capital gains	(0.05)	—	(0.02)	(0.11)	(0.02)
Total distributions	(0.30)	(0.25)	(0.26)	(0.34)	(0.26)
Net asset value, end of year	$8.01	$8.15	$8.19	$8.18	$8.23
Total Return	1.90%	2.57%	3.30%	3.58%	3.11%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,868	$2,050	$2,515	$3,035	$3,947
Ratio of expenses to average net assets	1.77%	1.78%	1.81%	1.81%	1.82%
Ratio of net investment income to average net assets	3.13%	3.10%	2.99%	2.87%	2.93%
Portfolio turnover rate	8.67%	9.93%	—	—	34.81%

*	During the periods stated, Seligman voluntarily waived portions of its management fees and/or reimbursed expenses. Absent such reimbursements/waivers, returns would have been lower.
**	Capital gain of $0.001 per share was paid.
‡	Capital gain of $0.004 per share was paid.
ø	Capital gain of $0.003 per share was paid.
øø	Capital gain of $0.002 per share was paid.

How to Contact Us

The Funds

Write	Corporate Communications/Investor Relations Department J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Account Services

Write	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Non-Retirement Accounts Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Retirement Plan Services Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

SELIGMAN ADVISORS, INC.

an affiliate of

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

For More Information

The information below is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

The Statements of Additional Information (SAIs) contain additional information about the Funds. They are on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. In the Funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year. Each Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about the Funds, including the Prospectus and SAIs, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 551-8090. The SAIs, Prospectus, Annual/Semi-Annual Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Numbers:

Seligman Municipal Fund Series, Inc.:

811-3828

Seligman Municipal Series Trust: 811-4250

Seligman New Jersey Municipal Fund, Inc.: 811-5126

Seligman Pennsylvania Municipal Fund Series: 811-4666

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

Statement of Additional Information

February 1, 2008

100 Park Avenue

New York, New York 10017

(212) 850-1864

Toll Free Telephone: (800) 221-2450

For Retirement Plan Information—Toll-Free Telephone: (800) 445-1777

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2008 (the “Prospectus”), offering Class A shares, Class C shares and Class D shares. This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Annual Report of Seligman New Jersey Municipal Fund, Inc., which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

The website references in this SAI are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this SAI.

TEC1A

Fund History

The Seligman New Jersey Municipal Fund, Inc. (the “Fund”) was incorporated under the laws of the state of Maryland on March 13, 1987.

Description of the Fund and its Investments and Risks

Classification

The Fund is a non-diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund’s investments and risks supplements the information contained in the Prospectus.

The Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain by investing in investment-grade New Jersey Municipal Securities. Such income could however be subject to the federal alternative minimum tax as well as any applicable state alternative minimum tax.

The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”). Municipal securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated “BBB” by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated “Baa” by Moody’s lack outstanding investment characteristics and in fact have speculative characteristics according to Moody’s. Municipal securities in the fourth rating category of S&P or Moody’s will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund’s investment objectives and structure might be necessary in the future due to market or other conditions or events that may result from future changes in the tax laws or the status of the state income tax exemption for interest on municipal securities, including recent legal actions challenging the same.

On November 5, 2007, the United States Supreme Court held oral arguments on appeal from a decision of a Kentucky appellate court which held that provisions of Kentucky tax law that provided a tax exemption for interest on Kentucky municipal bonds while taxing interest on bonds issued by other states violated the United States Constitution. The outcome of this appeal and its effect, if any, on any exemption from state or local income taxes of dividends from the Fund designated as exempt interest dividends, or on the market value of the Fund, cannot be predicted.

New Jersey Municipal Securities. New Jersey municipal securities include bonds, notes and commercial paper issued by or on behalf of the State of New Jersey, its political subdivisions, agencies, and instrumentalities, the

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interest on which is exempt from regular federal income tax and New Jersey gross income tax. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (“1940 Act”), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds (“IDBs”) are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are “general obligation” and “revenue.” General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal notes include:

1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such

3

securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or (2) the period remaining until the obligation’s next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Tender Option Bonds. Tender option bonds are securities that are similar to variable rate demand obligations. Tender options bonds are tax-exempt obligations in the form of custodial receipts that are issued by a trust based on underlying collateral of a longer-term tax-exempt bond or bonds of a single issuer, less certain fees paid to the sponsor, usually a bank, broker-dealer or other financial institution. Tender option bonds are variable rate securities whose rates are reset periodically, linked to prevailing short-term interest rates. Tender option bonds incorporate a feature that permits the holder to tender them at par plus accrued interest at each rate-reset period, thereby effectively creating a demand obligation. Based on the tender option, the Fund will treat tender option bonds as having a maturity shorter than the stated final maturity of the underlying bonds.

Risks associated with tender option bonds include the risk that the holder of such instruments may not be considered the owner for federal income tax purposes and thus will not be permitted to treat any income derived from the tender option bond as exempt from federal income taxes. Certain defaults or credit rating downgrades might impair the ability of the holder to tender these securities back to the trust or liquidity provider, with the result that the tender option bonds could become illiquid.

A Fund will purchase tender option bonds only where the investment manager is satisfied that the credit risk of the underlying bonds is appropriate for the Fund and believes that the custody and tender option arrangements will not adversely affect the tax-exempt status of the securities. Based on the tender option bond arrangements, the investment manager expects to be able to value the securities at par, although the instrument will be monitored to assure that it is valued at fair value.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund’s participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a “when-issued” basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer’s purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund may purchase a municipal security on a when-issued basis with or without the intention of actually acquiring the securities and may sell these securities before the purchase settlement date if it is deemed advisable.

When investing in when-issued securities, cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments will be segregated at the Fund’s custodian in connection with any purchase of when-issued securities, and is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from

4

outstanding cash balances, sale of securities (those segregated or otherwise) or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund’s payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund’s assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund’s option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund’s right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Fund’s Board of Directors may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission (“SEC”) for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Directors. The Board of Directors would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the SEC.

Municipal securities of the territories and possessions of the United States. The Fund may invest in municipal securities of territories and possessions of the United States, such as Puerto Rico, Guam and the Virgin Islands. Adverse market, political, economic or other conditions or developments within these territories or possessions may negatively affect the value of the Fund’s holdings in such obligations. The respective factors affecting the territories or possessions listed above may include, but are not limited to, the following:

•

Puerto Rico. Puerto Rico’s economy is based on manufacturing, services and tourism and generally parallels the US economy. Historically, Puerto Rico’s economy has benefited from tax incentives contained in the Internal Revenue Code that allowed tax credits to US corporations operating in Puerto Rico. However, these incentives were phased out in 2006. This may decrease Puerto Rico’s competitive advantage for attracting new businesses in the future. Economic difficulties in the United States and natural disasters in Puerto Rico could have a negative effect on the overall economy of Puerto Rico.

•

Guam. Guam’s economy is dependent on revenues from tourism, the US military and service industries. Its employment is concentrated in federal and local government jobs. A decrease in US operations and natural disasters in Guam may have a negative impact on Guam’s economy.

•

Virgin Islands. The Virgin Islands’ economy is heavily dependent on tourism for both revenue and employment. Economic difficulties in the United States and natural disasters in the Virgin Islands could have a negative impact on the tourism industry and, in turn, the overall economy of the Virgin Islands.

5

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (“1933 Act”)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act, and the Fund’s Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and New Jersey personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund’s net assets.

As a matter of policy, with respect to 50% of the value of its total assets, securities of any issuer will not be purchased by the Fund if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any single issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities) at the close of each quarter of its taxable year.

Except as otherwise specifically noted above, the Fund’s investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fundamental Restrictions

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:

•

Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

•	Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

•

Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies, and instrumentalities are not considered an industry for purposes of this limitation;

•

Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund’s obligations under its deferred compensation plan for directors, and except to the extent permitted by Section 12 of the 1940 Act;

•

Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

•

Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

6

•

Write or purchase put, call, straddle or spread options except that the Fund may acquire standby commitments; purchase securities on margin or sell “short”; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

•	Purchase or sell commodities or commodity contracts including futures contracts; or

•	Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders’ meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The Fund will provide shareholders with at least 60 days prior notice of any change to the Fund’s investment strategy of investing at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and regular personal income taxes of New Jersey. Such notice will be provided in plain English in a separate written document and will contain the following prominent statement, in bold-face type: “Important Notice Regarding Change in Investment Policy.” This prominent statement will also appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, such statement will appear either on the notice or on the envelope in which the notice is delivered. This policy is not fundamental.

Temporary Defensive Position

In an attempt to respond to adverse market, economic or political conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund’s investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under “New Jersey Municipal Securities” above that would otherwise meet the Fund’s objectives.

Also, under the conditions discussed above, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the US Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated “Aa3” or better by Moody’s or “AA-” or better by S&P); prime commercial paper (rated “P-1” by Moody’s or “A-1+/A-1” by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund’s objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities. The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund’s portfolio turnover rates for the fiscal years ended September 30, 2007 and 2006 were 21.67% and 4.39%, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the New Jersey municipal market and bond market in general. The Fund’s portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

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Disclosure of Portfolio Holdings

The Fund’s full portfolio holdings, as well as portfolio weightings, are published quarterly, generally no sooner than 15 calendar days after the end of each calendar quarter on the website of the Fund’s distributor, Seligman Advisors, Inc. (“Seligman Advisors”)(www.seligman.com). In addition, the Fund’s top 10 holdings and the aggregate weighting of the top 10 holdings are published monthly, generally no sooner than 5 days after the end of each month. Seligman employees may freely distribute the Fund’s portfolio holdings information described above to third parties the day after such information appears on Seligman Advisors’ website. The foregoing monthly and quarterly information will remain available on Seligman Advisors’ website for at least 5 months from the end of the period shown.

In accordance with the policies and procedures approved by the Fund’s Board of Directors, the Fund’s portfolio holdings may be disclosed to certain parties prior to their public release if the disclosure is intended for research or other legitimate business purposes and the recipient is subject to a duty of confidentiality. Disclosures of portfolio holdings for such purposes (which may be on-going) are considered on a case-by-case basis, and the Fund’s procedures require the prior written approval of the Chief Investment Officer of J. & W. Seligman & Co. Incorporated (“Seligman”) (or its designees) and the Fund’s Chief Compliance Officer (“CCO”) with respect to disclosures intended for research purposes, and the President of Seligman or the President of Seligman Advisors (or their respective designees) and the Fund’s CCO with respect to disclosures intended for legitimate business purposes. In connection with the CCO’s review and approval, the CCO considers whether such disclosure is in the best interest of the Fund. If prior approval is granted, the recipient must enter into a written agreement prior to the release of the Fund’s portfolio holdings information that includes, among other things, a requirement that the holdings be kept confidential and places limits on the use of the information for trading purposes. The CCO, who reports directly to the Fund’s Board of Directors regarding compliance with the Fund’s policies, and Seligman’s Chief Compliance Officer monitor compliance with this policy.

In addition, the Fund’s policies expressly permit Seligman’s employees to release the Fund’s holdings information without a confidentiality agreement as necessary to facilitate the execution of securities transactions or to respond to questions about Seligman’s views on individual securities or whether the Fund owns or does not own a particular security, provided that individual securities weightings will not be disclosed unless such weightings are otherwise provided in the quarterly disclosure noted above. Portfolio managers (or their designees) may also disclose certain information about individual securities or information about a particular investment style on an occasional basis to third parties for research purposes, provided that the information does not include the name of the Fund or the weightings of particular securities unless otherwise provided in the quarterly disclosure noted above. The Fund may also permit their auditors to have access to the Fund’s portfolio holdings as necessary in connection with their auditing services.

Currently, Seligman has entered into ongoing arrangements to disclose the Fund’s portfolio holdings prior to the public disclosure of such information with the following third party research providers: Salomon Analytics Inc. and Standard & Poor’s Securities Evaluations, Inc. The portfolio holdings are released to these research providers on an as-needed basis (including daily, if necessary). In addition, Seligman discloses the Fund’s portfolio holdings to State Street Bank and Trust Company (“SSBT”) in connection with back-office, custodial and/or administrative services provided by SSBT. Seligman discloses portfolio holdings to the third parties listed above on a daily basis. Accordingly, the time elapsed between the date of such information and the date of its disclosure is generally less than 24 hours.

All of the above mentioned disclosures have been approved, as applicable, by the President of Seligman or Seligman Advisors, Seligman’s Chief Investment Officer and/or the Fund’s CCO and are made pursuant to the terms of confidentiality agreements or provisions that prohibit the disclosure and restrict the use of the holdings information. No compensation is received by any party in consideration of the disclosure of the Fund’s portfolio holdings pursuant to these arrangements.

Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

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Management Information

Information with respect to the Directors and officers of the Fund is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, New York 10017.

Name, (Age), Position(s) With Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years, Directorships and Other Information	Number of Portfolios in Fund Complex Overseen by Director

INDEPENDENT DIRECTORS

Dr. Maureen Fonseca**** (52) Director	July 2007 to Date	Head of School, The Masters School (educational training); Director or Trustee of each of the investment companies of the Seligman Group of Funds** (with the exception of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc.); Trustee, New York State Association of Independent Schools and Greens Farms Academy (educational training); and Commissioner, Middle States Association (educational training).	59

John R. Galvin (78) Director	1995 to Date	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and Chairman Emeritus, American Council on Germany. Formerly, Director, Raytheon Co. (defense and commercial electronics); Governor of the Center for Creative Leadership; and Trustee, Institute for Defense Analyses. From February 1995 until June 1997, Director of USLIFE Corporation (life insurance). From June 1987 to June 1992, he was the Supreme Allied Commander, NATO, and the Commander-in-Chief, United States European Command.	61

John F. Maher (64) Director	2006 to Date	Retired President and Chief Executive Officer, and former Director, Great Western Financial Corporation (bank holding company) and its principal subsidiary, Great Western Bank (a federal savings bank); and Director or Trustee of each of the investment companies of the Seligman Group of Funds** (with the exception of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc.). From 1989 to 1999, Director, Baker Hughes (energy products and services).	59

Frank A. McPherson (74) Director	1995 to Date	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and Director, DCP Midstream GP, LLP (natural gas processing and transporting), Integris Health (owner of various hospitals), Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art. Formerly, Director, ConocoPhillips (integrated international oil corporation), Kimberly-Clark Corporation (consumer products), Oklahoma Chapter of the Nature Conservancy, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, Oklahoma City Chamber of Commerce and BOK Financial (bank holding company). From 1990 until 1994, Director, the Federal Reserve System’s Kansas City Reserve Bank.	61

Betsy S. Michel (65) Director	1988 to Date	Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and Trustee, The Geraldine R. Dodge Foundation (charitable foundation). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI) and Trustee, World Learning, Inc. (international educational training) and Council of New Jersey Grantmakers.	61

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Name, (Age), Position(s) With Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years, Directorships and Other Information	Number of Portfolios in Fund Complex Overseen by Director
Leroy C. Richie (66) Director	2000 to Date	Counsel, Lewis & Munday, P.C. (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Director, Vibration Control Technologies, LLC (auto vibration technology); Lead Outside Director, Digital Ally, Inc. (digital imaging) and Infinity, Inc. (oil and gas exploration and production); Director, OGE Energy Corp. (energy and energy services provider offering physical delivery and related services for both electricity and natural gas); Director and Chairman, Highland Park Michigan Economic Development Corp.; and Chairman, Detroit Public Schools Foundation. Formerly, Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director, Kerr-McGee Corporation (diversified energy and chemical company); Trustee, New York University Law Center Foundation; and Vice Chairman, Detroit Medical Center and Detroit Economic Growth Corp. From 1990 until 1997, Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.	61

Robert L. Shafer (75) Director	1988 to Date	Ambassador and Permanent Observer of the Sovereign and Military Order of Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds**. Formerly, from May 1987 until June 1997, Director, USLIFE Corporation (life insurance) and from December 1973 until January 1996, Vice President, Pfizer Inc. (pharmaceuticals).	61

James N. Whitson (72) Director	1993 to Date	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television networks).	61

INTERESTED DIRECTORS AND PRINCIPAL OFFICERS

William C. Morris*** (69) Director and Chairman of the Board	1988 to Date	Chairman and Director, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Chairman and Director, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp. and President and Chief Executive Officer, The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company); and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.	61

Brian T. Zino*** (55) Director, President and Chief Executive Officer	Dir.: 1993 to Date Pres.: 1995 to Date CEO.: 2002 to Date	Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer and Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp; and a member of the Board of Governors of the Investment Company Institute. Formerly, Director (and Chairman), ICI Mutual Insurance Company.	61

Thomas G. Moles (65) Vice President and Co-Portfolio Manager	1988 to Date	In addition to his position with the Fund, he is Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust and Seligman Pennsylvania Municipal Fund Series; Executive Vice President and Co-Portfolio Manager, Seligman Select Municipal Fund, Inc. (a closed-end investment company); and Director, Seligman Advisors, Inc. and Seligman Services, Inc. Formerly, President, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.	N/A

Eileen A. Comerford (49) Vice President and Co-Portfolio Manager	2003 to Date	In addition to her position with the Fund, she is a Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman Pennsylvania Municipal Fund Series, and Seligman Select Municipal Fund, Inc.	N/A

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Name, (Age), Position(s) With Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years, Directorships and Other Information	Number of Portfolios in Fund Complex Overseen by Director
Eleanor T.M. Hoagland (56) Vice President and Chief Compliance Officer	2004 to Date	Managing Director, J. & W Seligman & Co. Incorporated; Vice President and Chief Compliance Officer of each of the investment companies of the Seligman Group of Funds**.	N/A

Thomas G. Rose (50) Vice President	2000 to Date	Managing Director, Chief Financial Officer and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; and Vice President of each of the investment companies of the Seligman Group of Funds**, Seligman Services, Inc. and Seligman International, Inc.	N/A

Lawrence P. Vogel (51) Vice President and Treasurer	V.P.: 1992 to Date Treas.: 2000 to Date	Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds**; and Treasurer, Seligman Data Corp.	N/A

Frank J. Nasta (43) Secretary	1994 to Date	Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds**; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.; and Corporate Secretary, Seligman International, Inc. and Seligman Data Corp.	N/A

*	Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board.
**	The Seligman Group of Funds currently consists of twenty-four registered investment companies, including the Fund.
***	Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the 1940 Act, by virtue of their positions with Seligman and its affiliates.
****	Dr. Fonseca was appointed to the Board of Directors on July 19, 2007.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not “interested” persons of the Fund as that term is defined in the 1940 Act. The duties of these Committees are described below.

Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Fund. The Committee met six during the fiscal year ended September 30, 2007. Members of the Committee are Messrs. McPherson (Chairman), Galvin, Maher, Richie, Shafer and Whitson, and Mses. Fonseca and Michel. In his capacity as Chairman of the Board Operations Committee, Mr. McPherson performs duties similar to those of a “lead independent director,” as he chairs meetings of the independent Directors, and acts as a point of contact between the independent Directors and Seligman between board meetings in respect of general matters.

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund’s financial reporting process and operates pursuant to a written charter. The Committee met twice during the fiscal year ended September 30, 2007. Members of the Committee are Messrs. Whitson (Chairman), Galvin, Maher and Richie.

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Fund occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled.

A shareholder or group of shareholders (referred to in either case as a “Nominating Shareholder”) that, individually or as a group, has beneficially owned at least $10,000 of the Fund’s shares for at least one year prior to the date the Nominating Shareholder submits a candidate for nomination as a Director may submit one candidate to the Nominating Committee for consideration at a special meeting or other meeting of shareholders at which Directors will be elected. Nominations will not be considered except in connection with such meetings of shareholders. To be

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timely for consideration by the Nominating Committee, the submission, including all required information, must be submitted in writing via first class mail to the attention of the Secretary of the Fund at 100 Park Avenue, New York, NY 10017 and received at such time as may be determined by the Fund’s Board of Directors in its reasonable discretion. The Nominating Committee will consider only one candidate submitted by a Nominating Shareholder for nomination for election. The Nominating Committee will not consider self-nominated candidates or candidates nominated by members of a candidate's family, including such candidate's spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The Nominating Committee will consider and evaluate candidates submitted by the Nominating Shareholder on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria may include the candidate's relevant knowledge, experience and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund and the candidate's ability to qualify as a disinterested Director. The charter for the Nominating Committee, which provides a detailed description of the criteria used by the Nominating Committee as well as information required to be provided by shareholders submitting candidates for consideration by the Nominating Committee, may be obtained by writing to the Secretary of the Fund at the address above.

The Committee met twice during the fiscal year ended September 30, 2007. Members of the Committee are Messrs. Shafer (Chairman) and McPherson, and Ms. Michel.

Beneficial Ownership of Shares

As of December 31, 2007, the Directors beneficially owned shares in the Fund and the Seligman Group of Funds as follows:

Name	Dollar Range of Fund Shares Owned By Director	Aggregate Dollar Range of Shares Owned by Director in the Seligman Group of Funds
INDEPENDENT DIRECTORS
Dr. Maureen Fonseca	None	$1-$10,000
John R. Galvin	None	$50,001-$100,000
John F. Maher	None	Over $100,000
Frank A. McPherson	None	Over $100,000
Betsy S. Michel	None	Over $100,000
Leroy C. Richie	None	Over $100,000
Robert L. Shafer	None	Over $100,000
James N. Whitson	None	Over $100,000

INTERESTED DIRECTORS
William C. Morris	None	Over $100,000
Brian T. Zino	Over $100,000	Over $100,000

Compensation

Name and Position with Fund	Aggregate Compensation from Fund (1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from Funds and Fund Complex Paid to Directors (1)(2)
Dr. Maureen Fonseca, Director (3)	$191	N/A	$21,065
John R. Galvin, Director	672	N/A	107,222
John F. Maher, Trustee (4)	540	N/A	84,783
Frank A. McPherson, Director	686	N/A	107,222
Betsy S. Michel, Director	712	N/A	110,222
Leroy C. Richie, Director	712	N/A	110,222
Robert L. Shafer, Director	712	N/A	110,222
James N. Whitson, Director	672	N/A	107,222

(1)	For the Fund’s fiscal year ended September 30, 2007.
(2)	As of the date hereof, the Seligman Group of Funds consisted of twenty-four investment companies, including the Fund.
(3)	Dr. Fonseca was appointed to the Board of Directors on July 19, 2007.
(4)	Mr. Maher was appointed to the Board of Directors on December 18, 2006.

No compensation is paid by the Fund to Directors or officers of the Fund who are employees of Seligman.

The Fund has a deferred compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies

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advised by Seligman, as designated by the director. The cost of such fees and earnings, when incurred, is included in directors’ fees and expenses, and the accumulated balance thereof is included in accrued expenses and other liabilities in the Fund’s financial statements.

Mr. Maher is currently deferring compensation pursuant to the deferred compensation plan. Mr. Maher has accrued deferred compensation (including earnings/losses) in respect of the Fund in the amount of $694 as of December 31, 2007.

The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the deferred compensation plan.

Class A shares of the Fund may be issued without a sales charge to present and former directors (and their family members) of the Fund. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public.

Code of Ethics

Seligman, Seligman Advisors, their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, “Employees”) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman’s Chief Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another’s intention, to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless prior approval has been obtained from Seligman’s Chief Compliance Officer.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days either before or after the purchase or sale of the security by a client’s account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from profiting from short-term trading (a profitable purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through a broker-dealer designated by Seligman. All transactions by Employees in non-exempt securities must be pre-cleared by Seligman’s compliance system. This system is designed to prevent transactions in securities that would conflict with the interests of clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC’s Internet site, www.sec.gov.

Control Persons and Principal Holders of Securities

Control Persons

As of January 7, 2008, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.

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Principal Holders

As of January 7, 2008, the following principal holders owned of record 5% or more of the then outstanding shares of capital stock of a Class of shares of the Fund:

Name and Address	Class	Percentage of Total Shares Held
MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	A	9.58%
Charles Schwab & Co. Inc., Special Customer Accounts, Attn: Mutual Funds Dept., 101 Montgomery St., San Francisco, CA 94194	A	8.44%
Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	A	6.72%
Morgan Stanley & Co., Harborside Financial Center, Plaza II, 3rd Floor, Jersey City, NJ 07311	C	26.55%
NFS LLC FEBO Freeman Trust, 356 Redmond Road, South Orange, NJ 07079	C	24.69%
Citigroup Global House Accounts, Attn Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	C	11.92%
UBS Financial Services Inc., FBO Accounts, 30 Longridge Rd., Mondvale, NJ 07645	C	10.45%
UBS Financial Services Inc., FBO Accounts, 37 Bramshill Drive, Mahwah, NJ 07430	C	8.62%
V. Lichtenberger, 205 Westover Parkway, Locust Grove, VA 22508	C	5.06%
MLPF&S FBO Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	D	49.87%
Patricia Ann Barry TOD Beneficiaries on File, Subject to State TOD Rules, 39640 Regency Way, Palm Desert, CA 92211	D	20.16%

Management Ownership

As of January 7, 2008, Directors and officers of the Fund as a group owned 2.07% of the Fund’s Class A shares of the then outstanding shares of capital stock of the Fund. As of the same period, Directors and officers of the Fund did not own any Class C or Class D shares of the then outstanding shares of capital stock of the Fund.

Investment Advisory and Other Services

Investment Manager

Subject to the control of the Fund’s Board of Directors, Seligman manages the investment of the assets of the Fund and administers its business and other affairs pursuant to a management agreement approved by the Board of Directors and the initial shareholders of the Fund (“Management Agreement”). Seligman also serves as investment manager to twenty-three other US registered investment companies which, together with the Fund, make up the “Seligman Group of Funds.” There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of Seligman and the Fund, regularly advise the Fund or Seligman with respect to the Fund’s investments.

Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman and Director of Seligman and Chairman of the Board of Directors and Director of the Fund, owns a majority of the outstanding voting securities of Seligman and is a controlling person of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

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The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to 0.50% per annum of the Fund’s average daily net assets. For the fiscal years ended September 30, 2007, 2006 and 2005, the Fund paid Seligman management fees in the amount of $175,579, $190,470 and $218,603, respectively.

The Fund pays all of its expenses other than those assumed by Seligman, including shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders’ meetings, expenses of corporate data processing and related services, shareholder recordkeeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Directors of the Fund not employed by or serving as a director of Seligman or its affiliates, insurance premiums, interest on borrowings, and extraordinary expenses such as litigation expenses.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was initially approved by the Board of Directors at a Meeting held on October 11, 1988 and was also approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement will continue in effect until December 29 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of each year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days’ written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman’s business.

Principal Underwriter

Seligman Advisors, an affiliate of Seligman, located at 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an “affiliated person” (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under “Management Information” as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objectives and policies, and administers its business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp. (“SDC”), the Fund’s shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund or Seligman with respect to the Fund’s investments.

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Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of the Fund, as set forth below:

Class A shares:

Amount of Purchase	Sales Charge as a % of Offering Price (1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000—$249,999	3.50	3.63	3.00
$250,000—$499,999	2.50	2.56	2.25
$500,000—$999,999	2.00	2.04	1.75
$1,000,000 and over	0	0	0

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Seligman Services, Inc. (“Seligman Services”), an affiliate of Seligman, is a limited purpose broker/dealer. Prior to January 1, 2006, Seligman Services received commissions from certain sales of Fund shares. For the fiscal years ended September 30, 2006 (only through December 31, 2005) and 2005, Seligman Services received commissions of $751 and $215, respectively.

Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (“12b-1 Plan”) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund’s Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (“Service Organizations”) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors’ costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund’s Board of Directors. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board of Directors of the Fund.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay monthly to Seligman Advisors a service fee at an annual rate of up to 0.25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee

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described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund’s 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 2007 was $78,013, equivalent to 0.25% of the Class A shares’ average daily net assets.

Class C

Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class C shares is used, along with any contingent deferred sales charge (“CDSC”) proceeds, to (1) reimburse Seligman Advisors for its (A) payment at the time of sale of Class C shares of a 0.75% sales commission to Service Organizations or, (B) ongoing payment of 0.75% of the average daily net assets attributable to such Class C shares to Service Organizations who elect not to receive a time of sale payment, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class C shares to those Service Organizations who elect not to receive a time of sale payment. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended September 30, 2007 was $26,850, equivalent to 1% per annum of the Class C shares’ average daily net assets.

The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund’s 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2007, Seligman Advisors incurred $96, 402 of expenses in respect of the Fund’s Class C shares that were not reimbursed from amounts received from the Fund’s 12b-1 Plan. This amount is equal to 3.96% of the net assets of Class C shares at September 30, 2007.

If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued by not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D

Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its (A) payment at the time of sale of Class D shares of a 0.75% sales commission to Service Organizations or, (B) ongoing payment of 0.75% of the average daily net assets attributable to such Class D shares to Service Organizations who elect not to receive a time-of-sale payment, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of 0.25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of

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the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class D shares to those Service Organizations who elect not to receive a time of sale payment. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 2007 was $8,330, equivalent to 1% per annum of the Class D shares’ average daily net assets.

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund’s 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2007 Seligman Advisors incurred $68,541 of expenses in respect of the Fund’s Class D shares that were not reimbursed from amounts received from the Fund’s 12b-1 Plan. This amount is equal to 8.20% of the net assets of Class D shares at September 30, 2007.

If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.

Payments made by the Fund under the 12b-1 Plan for the fiscal year ended September 30, 2007, were spent on the following activities in the following amounts:

	Class A	Class C	Class D
Compensation to underwriters	$-0-	$2,108	$488
Compensation to broker/dealers	78,013	24,742	7,842

The 12b-1 Plan was initially approved on January 12, 1988 by the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (“Qualified Directors”) and was approved by shareholders of the Fund December 16, 1988. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Directors and the Qualified Directors in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not “interested persons” of the Fund be made by such disinterested Directors.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor. As such, it receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts. For the fiscal years ended September 30, 2007, Seligman Services received service fees of $10,043, from the Fund’s 12b-1 Plan.

Other Service Providers

SDC, which is owned by certain other investment companies in the Seligman Group, is the shareholder service agent and dividend-paying agent for the Fund. SDC charges the Fund at cost for its services. These costs may include

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amounts paid by SDC to financial intermediaries and other third parties who provide sub-transfer agency services. Certain officers and directors of the Fund are also officers and directors of SDC. SDC’s address is 100 Park Avenue, New York, NY 10017.

Portfolio Managers

For purposes of this discussion, each member of the portfolio team is referred to as a “portfolio manager.” The following table sets forth certain additional information from that discussed in the Prospectus with respect to the portfolio managers of the Fund. Unless noted otherwise, all information is provided as of September 30, 2007.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each of the portfolio managers, the number of accounts managed (other than the Fund) and the total assets in such accounts, within each of the following categories: other registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts noted below have an advisory fee based on the performance of the account. For purposes of the table below, each series or portfolio of a registered investment company (other than the Fund) is treated as a separate registered investment company.

Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas G. Moles	19 Registered Investment Companies with approximately $1.05 billion in total assets under management.	0 Pooled Investment Vehicles.	5 Other Accounts with approximately $970,000 in total assets under management.

Eileen A. Comerford	19 Registered Investment Companies with approximately $1.05 billion in total assets under management.	0 Pooled Investment Vehicles.	3 Other Accounts with approximately $820,000 in total assets under management.

Compensation/Material Conflicts of Interest. Set forth below is an explanation of the structure of, and method(s) used to determine portfolio manager compensation. Also set forth below is an explanation of material conflicts of interest that may arise between a portfolio manager’s management of a Fund’s investments and investments in other accounts.

Compensation:

As compensation for his responsibilities, Mr. Moles received a base salary and discretionary bonus for the year ended December 31, 2007. The discretionary bonus was based on numerous qualitative and quantitative factors relating to Mr. Moles’ responsibilities as portfolio manager and Municipal Team Leader. The factors include, among other things, an evaluation of the performance of the funds managed by Mr. Moles. Throughout 2007, Seligman periodically reviewed the pre-tax investment performance of the funds managed by Mr. Moles versus their respective index benchmarks (as provided in each fund’s prospectuses) and Lipper averages and for one-, three- and five-year periods. Seligman also considered Mr. Moles’ leadership role with respect to his investment team, as well as the competitive environment for Mr. Moles’ services.

As compensation for her responsibilities, Ms. Comerford received a base salary and discretionary bonus for the year ended December 31, 2007. The discretionary bonus was based on numerous qualitative and quantitative factors, including, among other things, an evaluation of Ms. Comerford’s skills as a research analyst (i.e., quality of research), her particular contributions to her investment team, her ability to take initiative with respect to new roles/responsibilities, her leadership abilities and potential for growth as a portfolio manager, her ability to assimilate new concepts and ideas, her ability to work within a team structure, as well as the competitive environment for her services.

To reduce the amount of time the Portfolio Managers dedicate to marketing efforts and client services, each investment team has an experienced product manager that acts as the primary liaison between Seligman Advisors’ marketing department and the investment team.

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Conflicts of Interest:

Actual or potential conflicts of interest may arise from the fact that Seligman, and the portfolio managers of the Fund have day-to-day management responsibilities with respect to accounts of clients of Seligman other than the Fund (“Other Accounts”). Seligman has policies and procedures intended to mitigate or manage the conflicts of interest described below. There is no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises.

Seligman may receive higher compensation with respect to Other Accounts (including accounts which are private investment funds or have performance or higher fees paid to Seligman, or in which one or more portfolio managers have direct or indirect personal interest in the receipt of such fees) than that received with respect to the Funds. This may create a potential conflict of interest for Seligman or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, Seligman could be viewed as having a conflict of interest to the extent that Seligman or an affiliate has a proprietary investment in one or more Other Accounts, the portfolio managers have personal investments, directly or indirectly, in one or more Other Accounts or the Other Accounts are investment options in Seligman’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Seligman may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. Seligman may be perceived as causing accounts it manages to participate in an offering to increase Seligman’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because Seligman manages accounts that engage in short sales of securities of the type in which many clients may invest, Seligman could be seen as harming the performance of certain client accounts (i.e., those not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, Seligman could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions. However, Seligman does not currently engage in short sales of securities of municipal issuers.

Seligman and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. A particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. Simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. A conflict may also arise to the extent that Seligman advises multiple accounts which own different capital structures of an issuer (e.g., bonds versus common stocks). This conflict may be more pronounced if such an issuer files for bankruptcy and Seligman participates in negotiations to restructure that issuer.

Employees of Seligman, including portfolio managers, may engage in personal trading, subject to Seligman’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from subsequent trading by clients in similar securities.

Because portfolio managers of Seligman manage multiple client accounts, portfolio managers may devote unequal time and attention to the portfolio management of client accounts.

Securities Ownership. As of September 30, 2007, neither Mr. Moles nor Ms. Comerford owned shares of the Fund.

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Portfolio Transactions and Other Practices

Portfolio Transactions

When two or more of the investment companies in the Seligman Group of Funds or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

Fixed-income securities are generally traded on the over-the-counter market on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal in accordance with applicable law. Prices paid to dealers will generally include a “spread”, i.e., the difference between the prices at which the dealer is willing to purchase or to sell the security at that time.

Commissions

The Fund will not incur commissions with the purchase and sale of its municipal securities. Because fixed-income securities generally trade on a net basis, they normally do not incur brokerage commissions.

For the fiscal years ended September 30, 2007, 2006 and 2005, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.

Brokerage Selection

Seligman selects broker-dealers with the goal of obtaining “best execution”. Seligman will consider a full range and quality of a broker-dealer’s services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to Seligman in connection with its services to clients other than the Fund. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, Seligman offers its services primarily through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the investment companies of the Seligman Group of Funds will have a relationship with Seligman or its affiliates to distribute shares of the investment companies or other investment products offered by Seligman. Seligman ranks broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades, Seligman determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.

Seligman monitors and evaluates the performance and execution capabilities of broker-dealers through which it places orders and periodically reviews its policy with regard to negotiating commissions or mark-ups for the investment companies of the Seligman Group of Funds in light of current market conditions, statistical studies and other available information.

Regular Broker-Dealers

During the Fund’s fiscal year ended September 30, 2007, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

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Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue 100,000,000 shares of capital stock, each with a par value of $.001, divided into three classes, designated Class A common stock, Class C common stock, and Class D common stock. Each share of the Fund’s Class A, Class C, and Class D common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Fund has adopted a Plan (“Multiclass Plan”) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Fund’s Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Fund has no authorized securities other than common stock.

Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Members. Class A shares of the Fund may be issued without a sales charge and in amounts less than the investment minimums set forth in the Prospectus to present and former directors, trustees, officers, employees (and their respective family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Fund. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public.

If you are eligible to purchase Class A shares without a sales charge or qualify for volume discounts, you should inform your financial advisor, financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Purchases of Class A shares by a “single person” (as defined below under “Persons Entitled to Reductions”) may be eligible for the following reductions in initial sales charges:

Discounts and Rights of Accumulation. Reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Class A shares of the Seligman Cash Management Fund), (ii) the current net asset value of the Class A and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a “single person” through an exchange of Class A shares of another Seligman mutual fund, exceeds the breakpoint discount thresholds for Class A shares described in the Prospectus (the “Breakpoint Discounts”).

The value of the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If

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you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in escrow after shares with a value equal to the amount of the outstanding sales charge are redeemed by the transfer agent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares in an account held by a “single person.” A “single person” includes an individual; members of a family unit, comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are also considered “single persons” for this purpose. The uniform criteria are as follows:

1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports, and other shareholder communications.

2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to “eligible employee benefit plans,” except that the Fund may sell shares at net asset value to “eligible employee benefit plans” which have at least $2 million in plan assets at the time of investment in the Fund, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination. “Eligible employee benefit plan” means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to SDC, the Fund’s shareholder service agent. Contributions or account information for plan participation also should be transmitted to SDC by methods which it accepts. Additional information about “eligible employee benefit plans” is available from financial advisors or Seligman Advisors.

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Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1)	to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2)	to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3)	to registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with Seligman Advisors;

(4)	to financial institution trust departments;

(5)	to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6)	to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7)	pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8)	to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or through a “fund of funds” arrangement;

(9)	to certain “eligible employee benefit plans” as discussed above;

(10)	to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees;

(11)	in connection with sales pursuant to a retirement plan alliance program which has a written agreement with Seligman Advisors; and

(12)	to participants in retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 401(k), 403(b), or 457 of the Internal Revenue Code and “rabbi trusts”, for which Charles Schwab & Co., Inc. or an affiliate acts as broker-dealer, trustee, or recordkeeper.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more, alone or through a volume discount, Right of Accumulation, or letter of intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination, except that any such plan that is or was a separate account client of Seligman at the time of initial investment in a Seligman mutual fund (or within the prior 30 days) will not be subject to a CDSC on redemption of any shares. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See “CDSC Waivers” below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value without an initial sales charge. However, Class C shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase charged as a percentage of the current net asset value or the original purchase price, whichever is less.

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Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

The Board of Directors of the Fund has approved the automatic conversion of all of the Fund's outstanding Class D shares to Class C shares at net asset value on a future date to be determined. The conversion is currently expected to be implemented in the first half of 2008, although it may be delayed or terminated at any time prior to effectiveness. Holders of Class D shares will be advised of the details of the conversion of such shares at the time it is implemented. The conversion is not expected to affect account values.

Systematic Withdrawals. Class C and Class D shareholders may use the Systematic Withdrawal Plan to withdraw up to 10%, of each class, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1)	on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)

in connection with (1) distributions from retirement plans qualified under Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, or minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3)	in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4)	in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)	in whole or in part, in connection with systematic withdrawals;

(6)	in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc., or NYLIM Service Company LLC, or retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates;

(7)	on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, directors/trustees fees, wire fees or courier fees) not to exceed $25.00 per occurrence;

(8)	on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan level termination; and

(9)	on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund.

If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

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Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge). Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities. Any securities accepted by the Fund in payment for the Fund’s shares will have an active and substantial market and have a value which is readily ascertainable.

Offering Price

When you buy or sell Fund shares, you do so at the Class’s net asset value (“NAV”) next calculated after Seligman Advisors accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class’s share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee paid by the Fund, are accrued daily and taken into account for the purpose of determining NAV.

Generally, portfolio securities in which the Fund invests are traded primarily in the over-the-counter market. Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued either by independent pricing services based on bid prices that consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by Seligman based on quotations provided by primary market makers in such securities. If Seligman concludes that the most recently reported (or closing) price of a security held by the Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security based upon its fair value as determined in accordance with procedures approved by the Board of Directors. These fair value procedures may be used to determine the value of a security in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme volatility. Short-term holdings maturing in 60 days or less are generally valued at current market quotations or amortized cost if Seligman believes it approximates fair value. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares are sold with a maximum initial sales charge of 4.50% and Class C shares and Class D shares are sold at NAV(1). Using each Class’s NAV at September 30, 2007, the maximum offering price of the Fund’s shares is as follows:

Class A
Net asset value per share	$7.28
Maximum sales charge (4.50% of offering price)	0.34

Offering price to public	$7.62

Class C
Net asset value and offering price per share(1)	$7.38

Class D
Net asset value and offering price per share(1)	$7.38

(1)	Class C shares and Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

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Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Fund of its shares impracticable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (iii) such other periods as ordered by the SEC for the protection of shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering

As part of the Fund's responsibility for the prevention of money laundering, you may be required by the Fund, Seligman or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Fund or their service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Fund. The Fund, by written notice to you, may suspend payment to you of any proceeds or distributions if the Fund or their service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Fund, Seligman or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Fund has no arrangements with any person to permit frequent trading of Fund shares.

Taxation of the Fund

Federal Income Taxes. The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net ordinary income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that the sum of (i) at least 90% of its net ordinary income and net short-term capital gains and (ii) at least 90% of its net tax-exempt interest is distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (2) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, US Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities or securities other than regulated investment companies).

The Fund is treated as a separate corporation for federal income tax purposes. As a result, determinations of net ordinary income, exempt-interest dividends and net long-term and short-term capital gains and losses will be made separately for the Fund.

If, at the end of each quarter of its taxable year, at least 50% of the Fund’s total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt-interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less certain expenses allocable to the Fund.

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Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Internal Revenue Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by the Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of the Fund’s income consisting of such interest.

Dividends from net investment income that are not designated as exempt-interest dividends and distributions from the excess of net short-term capital gains over net long-term capital losses are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. Such dividends and distributions generally will not be eligible for the treatment as qualified dividend income for non-corporate shareholders or for the dividends received deduction allowed to corporate shareholders.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 15% if designated as derived from the Fund’s capital gains from property held for more than one year and recognized in taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Shareholders receiving distributions in the form of additional shares issued by the Fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund’s distributions are exempt from federal income tax.

Dividends and distributions declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 15% in respect of shares held for more than one year and disposed of in taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which an exempt interest dividend has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be disallowed to the extent of the amount of the exempt interest dividend paid by the Fund to the shareholder. Further, if shares on which a long-term capital gains distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized, to the extent not otherwise disallowed pursuant to the immediately preceding sentence, will be treated as long-term capital loss to the extent of the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the exchange or reinstatement options offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder’s tax basis in the shares acquired pursuant to the exchange or reinstatement options.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year, at least 98% of its capital gain net income realized during the one-year period ending October 31 during such year, and all ordinary income and capital gain net income for prior years that was not previously distributed. The Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

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Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury Department a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the US Treasury Department, the Fund may be fined on an annual basis for each account for which a certified taxpayer identification number (social security number for individuals) is not provided. In the event that such a fine is imposed, the Fund may charge a service fee equal to such fine that may be deducted from the shareholder’s account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number or social security, as applicable.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be “substantial users” (or “related person” of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

New Jersey Taxes

In the opinion of McCarter & English, LLP, New Jersey counsel to the Fund, distributions paid from a qualified investment fund are exempt from the New Jersey gross income tax to the extent attributable to interest or gain from tax-exempt obligations specified by New Jersey law. Net gains resulting from the redemption or sale of securities which evince ownership in a qualified investment fund are also exempt from the New Jersey gross income tax.

As defined in N.J.S.A. Sec.54A:6-14.1, a “qualified investment fund” is any investment company or trust registered with the SEC, or any series (i.e., fund) of such investment company or trust, which for the calendar year in which a distribution is paid (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables and qualified financial instruments (as defined below), and (b) has at the close of each quarter of the taxable year at least 80% of the aggregate principal amount of all of its investments, excluding qualified financial instruments (to the extent such instruments are authorized by section 851(b) of the Internal Revenue Code) and cash and cash items (including receivables), invested in qualified tax-exempt securities (as defined below). “Qualified financial instruments” means financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount, or bond indices related thereto. “Qualified tax-exempt securities” means obligations (1) issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation (including one created or existing pursuant to an agreement or contract with New Jersey or any other state), body corporate and politic or political subdivision of New Jersey, or (2) which are statutorily free from State or local taxation under any act of New Jersey or under the laws of the United States (such as obligations issued by the United States Government or the governments of Puerto Rico, Guam, and the Virgin Islands).

For any taxable year in which the Fund qualifies as a qualified investment fund, (1) interest income and gains realized by the Fund upon disposition of obligations and distributed to the shareholders will be exempt from the New Jersey gross income tax to the extent attributable to qualified tax-exempt securities, and (2) gains resulting from the redemption or sale of shares of the Fund will also be exempt from the New Jersey gross income tax. It is the intention of the Fund to qualify as a qualified investment fund each year; however, in extreme or unusual financial circumstances, the Fund might not seek, or might not be able, to qualify as a qualified investment fund by holding at least 80% of the aggregate principal amount of its investments in qualified tax-exempt securities at the end of each quarter of the taxable year.

The Fund will notify shareholders by February 15 of each calendar year as to the amounts of all such dividends and distributions for the prior year which are exempt from federal income taxes and New Jersey gross income tax and the amounts, if any, which are subject to such taxes. Shareholders are, however, urged to consult with their own tax advisors as to the federal, state or local tax consequences in their specific circumstances.

The New Jersey gross income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, interest on Municipal Securities is included in the net income tax base for purposes of computing the corporation business tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax. To the extent any distributions or gains are considered to be a New Jersey gross receipt (that is, generally, a business receipt earned within New Jersey), such distributions or gains may be included in a corporate shareholder's basis for computing the alternative minimum tax component of the Corporation Business Tax.

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Notwithstanding any statement set forth in this “New Jersey Taxes” section to the contrary, federal, state or local legislation, administrative pronouncements or court decisions may affect the tax-exempt status of interest on the Fund, gain from the sale or other disposition of the Fund, the market value of the Fund, or the marketability of the Fund. For example, the United States Supreme Court agreed to review the decision of a Kentucky appellate court in the case of Davis v. Kentucky Dept. of Revenue of the Finance and Administration Cabinet, 197 S.W. 3d 557 (2006), a case that has questioned the permissibility under the U.S. Constitution of the Commonwealth of Kentucky providing for a state income tax exemption for interest on obligations issued by Kentucky or its subdivisions while taxing interest on obligations of other state or their subdivisions. The outcome of the Davis case, and the effect of any legislation, administrative pronouncements or other court decisions cannot be predicted. Prospective investors should consult their own tax advisers regarding such matters.

Prospective investors should be aware that an investment in the Fund may not be suitable for persons who do not receive income subject to income taxes of New Jersey.

Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund’s common stock, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under “Dealer Reallowances” and, prior to June 4, 2007, Class C shares. Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A shares and (only through June 3, 2007) Class C shares of the Fund for the fiscal years ended September 30, 2007, 2006 and 2005, are shown below. Also shown below are the amounts of the Class A and Class C sales charges that were retained by Seligman Advisors. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares.

Fiscal Year	Total Sales Charges Paid by Shareholders on Class A and Class C Shares	Amount of Class A and Class C Sales Charges Retained by Seligman Advisors
2007	$13,567	$1,826
2006	12,568	2,300
2005	14,611	1,702

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the fiscal year ended September 30, 2007:

Net Underwriting Discounts and Commissions (Class A and Class C Sales Charges Retained)(1)	Compensation on Redemptions and Repurchases (CDSC on Class A, Class C and Class D Shares Retained)	Brokerage Commissions	Other Compensation (2)

$1,826	$37	$-0-	$2,596

(1)	Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Accordingly, any net underwriting discounts and commissions in respect of Class C shares retained by Seligman Advisors would relate to purchases prior to June 4, 2007.
(2)	During the year ended September 30, 2007, Seligman Advisors received distribution and service fees paid by the Fund in respect of Class C and Class D shares pursuant to the Fund’s Rule 12b-1 Plan. The arrangements pursuant to which such compensation is paid are detailed above under the discussion “Rule 12b-1 Plan.”

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Other Payments

Seligman Advisors pays authorized dealers and investment advisors, from its own resources, a fee on purchases of Class A shares of the Seligman mutual funds (other than Seligman TargetHorizon ETF Portfolios, Inc. (the “TargETFunds”) and Seligman Cash Management Fund, Inc. (the “Cash Fund”)) of $1,000,000 or more (“NAV sales”), calculated as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV sales)
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

With respect to purchases of Class A shares of the TargETFunds, Seligman Advisors shall pay authorized dealers or investment advisors 0.25% on NAV sales attributable to such funds. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The calculation of the fee will be based on assets held by a “single person,” including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors also pays authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an “eligible employee benefit plan” that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the applicable fee described below are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has, for accounts opened prior to January 7, 2008, at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available or, for accounts opened on or after January 7, 2008, at least $2 million in plan assets at the time of investment in the Fund. The payment schedule, for each calendar year, in respect of the Seligman mutual funds (other than the TargETFunds and the Cash Fund) is as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV sales)
sales up to but not including $4,000,000	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

The payment is based on cumulative sales for each plan during a single calendar year, or portion thereof. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The payment schedule, for each calendar year, in respect of the TargETFunds is 0.25% of sales. These fees in respect of eligible employee benefit plans and the fees on NAV sales described above are not duplicative (i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan).

With respect to the fees relating to eligible employee benefit plans and NAV sales (each as described above), no fees shall be payable on any assets invested in the Fund by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in the Fund.

Seligman and Seligman Advisors may make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms, third party administrators and other financial intermediaries (collectively, “Financial Intermediaries”), subject to Seligman’s and Seligman Advisors’ respective internal policies and procedures.

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Seligman Advisors provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by Seligman (the “Seligman Funds”). Seligman Advisors also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to Seligman Advisors’ internal policies and procedures governing payments for such seminars. These seminars may take place at Seligman Advisors’ headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to Seligman Advisors’ internal policies and procedures, Seligman Advisors may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) Seligman Advisors' promotional items of nominal value (golf balls, shirts, etc.).

In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with SDC and may be paid by SDC for providing sub-transfer agency and other services. Such expenses paid by SDC are included in the annual operating expenses set forth in the Prospectus.

Seligman and/or Seligman Advisors have revenue sharing arrangements with certain Financial Intermediaries. Payments to these Financial Intermediaries are usually structured in any of three ways or a combination thereof: (i) as a percentage of gross sales; (ii) as a percentage of net assets attributable to the Financial Intermediary; or (iii) a fixed dollar amount.

The foregoing payments (which may take the form of expense reimbursements) by Seligman, Seligman Advisors and/or SDC may be made for shareholder servicing, promotion of Seligman Funds and other services provided by Seligman, such as advisory services to managed accounts, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediaries. These payments are in addition to the 12b-1 fees and sales loads borne by shareholders, as well as the finders’ fees and loads paid by Seligman Advisors, as set forth in the Prospectuses or otherwise described above. Such payments may result in, or be necessary for, the inclusion of the Seligman Funds on a sales list, including a preferred or select sales list, in various sales programs. Receipt by Financial Intermediaries of the foregoing payments or services could create an incentive for the Financial Intermediaries to offer a Seligman Fund in lieu of other mutual funds where such payments or services are not provided. Shareholders should consult their Financial Intermediaries for further information.

Calculation of Performance Data

The Fund may quote performance data in various ways. All performance information supplied by the Fund in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions, if any, and may or may not include the effect of a Class’s maximum initial sales charge and/or CDSC, as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $100,000 is 4.50%. Although for all periods presented the Fund’s Class A share returns reflect the 4.50% maximum initial sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if a 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical $1,000 investment in the Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return).

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Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Fund over a stated period. The cumulative total returns for each Class of shares of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the periods specified; subtracting the maximum initial sales charge for Class A shares; determining the total value of all dividends and distributions, if any, that would have been paid during the period on such shares assuming that each dividend or distribution was reinvested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class C and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

No adjustments have been made for any income taxes payable by investors on dividends or gain distributions or on the redemption of shares.

Historical Investment Results

Class A

The annualized yield for the 30-day period ended September 30, 2007 for the Fund’s Class A shares was 2.81%. The annualized yield was computed by dividing the Fund’s net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.50%, in respect of Class A shares only, of the gross amount invested) on September 30, 2007, which was the last day of this period. The average number of Class A shares of the Fund was 4,233,302, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2007 for the Fund’s Class A shares was 4.70%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt from federal and state income taxes was determined. This portion of the yield was then divided by one minus 40.83% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to New Jersey’s gross income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 35.0% (35.0% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares’ yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total returns for the Fund’s Class A shares for the one-, five- and ten-year periods ended September 30, 2007 were (1.63)%, 2.27% and 3.86%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund, subtracting the maximum initial sales charge of 4.50% of the public offering price and assuming that all of the dividends and capital gain distributions paid by the Fund’s Class A shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods of the Fund, the entire amounts were redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total return for Class A shares of the Fund for the ten-year period ended September 30, 2007 was 46.07%. Thus, a $1,000 investment in Class A shares made on September 30, 1997 had a value on September 30, 2007 of $1,461.

Class C

The annualized yield for the 30-day period ended September 30, 2007 for the Fund’s Class C shares was 2.18%. The annualized yield was computed as discussed above for Class A shares. The average number of Class C shares of the Fund was 330,824, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed as discussed above for Class A shares.

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The tax equivalent annualized yield for the 30-day period ended September 30, 2007 for the Fund’s Class C shares was 3.65%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above for Class A shares.

The average annual total returns for the Fund’s Class C shares for the one- and five-year periods ended September 30, 2007 and the period from May 27, 1999 (inception) through September 30, 2007 were 1.23%, 2.41% and 3.32%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of the Fund and assuming that all of the dividends and capital gain distributions paid by the Fund’s Class C shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the period since inception of the Fund, the entire amounts were redeemed, subtracting the 1% CDSC, if applicable. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total return for Class C shares of the Fund for the period from May 27, 1999 (inception) through September 30, 2007 was 31.38%. Thus, a $1,000 investment in Class C shares made on May 27, 1999 had a value on September 30, 2007 of $1,314.

Class D

The annualized yield for the 30-day period ended September 30, 2007 for the Fund’s Class D shares was 2.18%. The annualized yield was computed as discussed above for Class A shares. The average number of Class D shares of the Fund was 113,592, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed as discussed above for Class A shares.

The tax equivalent annualized yield for the 30-day period ended September 30, 2007 for the Fund’s Class D shares was 3.65%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total returns for the Fund’s Class D shares for the one-, five- and ten-year periods ended September 30, 2007 were 1.23%, 2.41% and 3.55%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and assuming that all of the dividends and capital gain distributions paid by the Fund’s Class D shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods, the entire amounts were redeemed, subtracting the 1% CDSC, if applicable. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

The cumulative total return for Class D shares of the Fund for the ten-year period ended September 30, 2007 was 41.75%. Thus, a $1,000 investment in Class D shares made on September 30, 1997 had a value on September 30, 2007 of $1,417.

Financial Statements

The Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2007, contains a portfolio of the investments of the Fund as of September 30, 2007, as well as certain other financial information as of this date. The financial statements and notes included in the Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.

General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or Series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

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Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

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APPENDIX A

RISK FACTORS REGARDING INVESTMENTS IN

NEW JERSEY MUNICIPAL SECURITIES

New Jersey Economic Information and Trends. New Jersey’s economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture.

New Jersey’s economy continued to expand steadily in 2006, but at a slower pace compared to the steady economic recovery in 2005. New Jersey’s payroll employment increased at an average rate of 0.9% last year after growing at 1.0% in 2005. The Average unemployment rate for New Jersey was 4.6% in 2006 compared to 4.5% in 2005. According to the United States Commerce Department, Bureau of Economic Analysis, in a release dated June 21, 2007, the preliminary growth rate for New Jersey’s personal income of 6.1% for the first quarter of 2007 was above the revised 5.6% rate for the fourth quarter 2006 but remains below the growth rate of 6.3% for the first quarter of 2006. The rate of inflation in New Jersey is expected to remain modest. Low interest rates have supported spending on housing and other consumer durables in New Jersey. However, if interest rates increase in 2007, it would have a moderating influence on interest-sensitive spending in the economy. The weakness in the housing sector has persisted through June 2007, and if this trend continues, it may have a softening effect on real consumer spending in 2007. New Jersey’s economy is expected to follow the national trend, with the nation leading the way in 2007. Despite near-term uncertainties in the economic outlook, the economies of New Jersey and the nation are expected to continue expanding at a moderate but steady pace in 2007 and improve in 2008. New Jersey and the nation may experience further near-term slow growth, and the expected pace of economic expansion may stall further if consumers, investors, and businesses become more concerned about geopolitical tensions. To a large extent, the future direction of economic expansion nationally and in New Jersey hinges on the assumption of stable energy prices and financial markets, along with supportive monetary and fiscal policies, geopolitical stability and no drastic fall off in the housing sector. However, the fundamentals of New Jersey’s economic health remain stable and the long run prospects for economic growth beyond 2007 are favorable.

New Jersey’s Budget and Appropriation System—Current Operating Expenses

The General Fund. New Jersey operates on a fiscal year ending on June 30. The General Fund is the fund into which all New Jersey revenues, not otherwise restricted by statute, are deposited and from which appropriations are made. The largest part of the total financial operations of New Jersey is accounted for in the General Fund. The New Jersey Legislature enacts an appropriations act on an annual basis which provides the basic framework for the operation of the General Fund. The undesignated General Fund balance at year-end for fiscal year 2004 was $376.5 million, for fiscal year 2005 was $461.7 million and for fiscal year 2006 was $1,216.7 million. For fiscal years 2007 and 2008, the balance in the undesignated General Fund is estimated to be $1,047.9 and $102.5 million, respectively. The fund balances are available for appropriation in succeeding fiscal years.

Tax and Revenue Anticipation Notes. In fiscal year 1992, New Jersey initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund imbalances, which occur in the collection and disbursement of General Fund revenues and Property Tax Relief Fund revenues. New Jersey has authorized the issuance of up to $2,500,000,000 of such notes for Fiscal Year 2008. New Jersey has issued notes in the amount of $2,000,000,000 on September 13, 2007. The notes shall be payable on June 24, 2008. Such tax and revenue anticipation notes do not constitute a general obligation of New Jersey or a debt or liability within the meaning of the New Jersey Constitution. Such notes constitute special obligations of New Jersey payable solely from monies on deposit in the General Fund and Property Tax Relief Fund that are legally available for such payment.

New Jersey Capital Project Financings

General Obligation Bonds. New Jersey finances certain capital projects through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of New Jersey. Certain New Jersey tax revenues and certain other fees are pledged to meet the principal payments, interest payments and redemption premium payments, if any, required to fully pay the bonds. The aggregate outstanding general obligation bonded indebtedness of New Jersey as of June 30, 2007 was $2,832,059,928. The appropriation for the debt service obligation on outstanding projected indebtedness is $438.8 million for fiscal year 2008.

Pay-As-You-Go. In addition to payment from bond proceeds, capital projects can also be funded by appropriation of current revenues on a pay-as-you-go basis. In fiscal year 2008, the amount appropriated for this purpose is $1,280.5 million.

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Other Long Term Debt Obligations of New Jersey

“Moral Obligation” Bonds. The authorizing legislation for certain New Jersey entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet the payments of principal of and interest on the obligations and a New Jersey appropriation in the amount of the deficiency is to be made. However, the New Jersey Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as “moral obligation” bonds. Those New Jersey authorities and instrumentalities that issue bonds that constitute a “moral obligation” of New Jersey include: (i) New Jersey Housing and Mortgage Finance Agency; (ii) South Jersey Port Corporation and (iii) New Jersey Higher Education Student Assistance Authority. There is no statutory limitation on the amount of “moral obligation” bonds which may be issued by eligible New Jersey entities. As of June 30, 2007, outstanding “moral obligation” bonded indebtedness issued by New Jersey entities total $1,764,685,000 and fiscal year 2008 debt service subject to “moral obligation” is $82,212,057.

Obligations Supported by New Jersey Revenue Subject to Annual Appropriation. New Jersey has entered into a number of leases and contracts described below (collectively, the Agreements, and each an Agreement) with several governmental authorities to secure the financing of various New Jersey projects. Under the terms of the Agreements, New Jersey has agreed to make payments equal to the debt service on, and other costs related to, the obligations sold to finance the projects, including payments on swap agreements defined below. New Jersey’s obligations to make payments with respect to certain financings includes payments related to interest rate exchange agreements described below (“swap agreements”) entered into with respect to such financings. Under such swap agreements, the issuer is required to pay a fixed rate to the swap counter party and the swap counterparty is required to pay the issuer a variable rate in accordance with the swap agreement. If the swap agreement is terminated prior to its stated termination date, either the issuer or the swap counterparty may be required to make a termination payment to the other party. If the payments to an issuer under a swap agreement are not sufficient to pay the interest on the issuer’s related obligation, the issuer must pay such deficiency. New Jersey’s obligation to make payments under the Agreements is subject to and dependent upon annual appropriations being made by the New Jersey Legislature for such purposes. The New Jersey Legislature has no legal obligation to enact such appropriations, but has done so to date for all such obligations. Below is a discussion of those financings pursuant to which State authorities and instrumentalities have entered into Agreements with New Jersey to secure the financing of various State projects.

New Jersey Economic Development Authority. The New Jersey Economic Development Authority (“NJEDA”) issues bonds secured by Agreements pursuant to the following legislative programs: (i) Economic Recovery Bonds issued to finance various economic development purposes (with payments made by New Jersey pursuant to an Agreement being equivalent to payments due to New Jersey under an agreement with the Port Authority of New York and New Jersey, subject to appropriation by the New Jersey Legislature); (ii) Pension Bonds issued for the purpose of financing the unfunded accrued pension liability for New Jersey’s retirement system; (iii) Market Transition Facility Bonds issued to pay current and anticipated liabilities and expenses of the Market Transition Facility, which issued private passenger automobile insurance policies for drivers who could not be insured by private insurance companies on a voluntary basis; (iv) the School Facility Construction Bonds (the principal amount of bonds authorized to be issued is $6 billion for the “Abbott” districts, $2.5 billion for all other districts and $100 million for county vocational school district projects), pursuant to which the NJEDA issues bonds to finance New Jersey’s share of costs for school facility construction projects and debt service on the bonds is paid pursuant to a contract between the NJEDA and the New Jersey Treasurer; (v) pursuant to the Motor Vehicle Security and Customer Service Act, the NJEDA is authorized to issue bonds to pay the costs of capital improvements for the New Jersey Motor Vehicle Commission facilities (authorized in an amount not exceeding $160 million); (vi) pursuant to the Municipal Rehabilitation and Economic Recovery Act, the NJEDA is authorized to issue bonds for the purpose of making loans and grants to sustain economic activity in qualified municipalities; (vii) pursuant to the Business Employment Incentive Program Act, the NJEDA is authorized to issue bonds to provide funds for the payment of, among other things, certain business employment incentive grants in consideration of the attainment of certain employment promotion targets; (viii) the lease financing program through which certain real property, office buildings and equipment are financed with NJEDA bonds (secured by Agreements between the New Jersey Treasurer and NJEDA) and (ix) pursuant to the Cigarette Tax Securitization Act of 2004, the NJEDA is authorized to issue bonds payable, and secured by, a portion, $0.0325 per cigarette, of the cigarette tax imposed pursuant to N.J.S.A. 54:40A-1 et seq..

New Jersey Educational Facilities Authority. The New Jersey Educational Facilities Authority issues bonds secured by Agreements pursuant to seven separate legislative programs to finance (i) the purchase of equipment to be leased to institutions of higher learning; (ii) grants to New Jersey’s public and private institutions of higher education for the development, construction and improvement of instructional, laboratory, communication and research facilities; (iii)

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grants to public and private institutions of higher education to develop a technology infrastructure within and among New Jersey’s institutions of higher education; (iv) capital projects at county colleges; (v) grants to public and private institutions of higher education to finance and refinance eligible educational facilities; (vi) grants to public libraries to finance the acquisition, expansion and rehabilitation of buildings to be used as public library facilities and (vii) loans to public and private institutions of higher education and public and private secondary schools, military schools and boarding schools located within New Jersey to install automatic fire suppression systems.

New Jersey Transportation Trust Fund Authority. In July 1984, New Jersey created the New Jersey Transportation Trust Fund Authority (“NJTTFA”) for the purpose of funding a portion of New Jersey’s share of the cost of improvements to its transportation system. The principal amount of the NJTTFA’s bonds, notes or other obligations which may be issued in any fiscal year commencing July 1, 2006 and ending with the fiscal year beginning July 1, 2010, generally may not exceed $1,600,000,000 in any fiscal year, as such amount shall be reduced in each of those fiscal years by the amount by which the appropriation of New Jersey funds to the Transportation Trust Fund Account for that fiscal year shall exceed $895,000,000; provided, however, that if a portion of that permitted amount of debt, less any reduction as provided above, is not incurred in a fiscal year, an amount not greater than the unused portion may be incurred in a subsequent fiscal year in addition to the amount otherwise permitted, subject to the approval of the Joint Budget Oversight Committee of the New Jersey Legislature. The obligations issued by the NJTTFA are special obligations of the NJTTFA payable from a contract among the NJTTFA, the New Jersey Treasurer and the Commissioner of Transportation, subject to appropriations by the New Jersey Legislature.

New Jersey Building Authority. The New Jersey Building Authority (“NJBA”) issues bonds for the acquisition, construction, renovation and rehabilitation of various New Jersey office buildings, historic buildings, and correctional facilities. Pursuant to a lease agreement, New Jersey makes rental payments to NJBA in amounts sufficient to pay debt service on the NJBA bonds.

New Jersey Sports and Exposition Authority. Legislation enacted in 1992 authorizes the New Jersey Sports and Exposition Authority (the “NJSEA”) to issue bonds for various purposes payable from a contract between the NJSEA and the New Jersey Treasurer. Pursuant to such contract, the NJSEA undertakes certain projects and the New Jersey Treasurer credits to the NJSEA amounts from the General Fund sufficient to pay debt service and other costs related to the bonds, subject to appropriations by the New Jersey Legislature.

Garden State Preservation Trust. In July 1999, New Jersey established the Garden State Preservation Trust (“GSPT”) for the purpose of preserving, as open space, farmland and historic properties. Pursuant to the enabling act of the GSPT, the principal amount of bonds, notes or other obligations which may be issued prior to July 1, 2009, other than refunding bonds cannot exceed $1 billion. After July 2, 2009, only refunding bonds can be issued. The obligations to be issued by the GSPT will be special obligations of the GSPT payable from amounts paid to it under a contract between GSPT and the New Jersey Treasurer, subject to appropriations by the New Jersey Legislature.

New Jersey Health Care Facilities Financing Authority. Pursuant to Legislation, the New Jersey Health Care Facilities Financing Authority is authorized to acquire, construct and lease a project to the New Jersey Department of Human Services (“DHS”) and to issue bonds to finance each project, the debt service on which shall be paid by DHS, subject to appropriations by the New Jersey Legislature.

Each of the NJEDA, the NJBA, the NJSEA and the NJTTFA have entered into a number of swap agreements with respect to certain bond issues. In each case, the outstanding aggregate principal amount of the bonds is equal to the aggregate notional amount of the swap agreements related thereto. The State’s obligation to make payments under the swap agreements is subject to appropriations by the New Jersey Legislature.

New Jersey Certificates of Participation. New Jersey, acting through the Director of the Division of Purchase and Property, has entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of New Jersey. Certificates of Participation in such lease purchase agreements have been issued. A Certificate of Participation represents a proportionate interest of the owner thereof in the lease payments to be made by New Jersey under the terms of the lease purchase agreement, subject to appropriations by the New Jersey Legislature.

New Jersey Supported School and County College Bonds. Legislation provides for future appropriations for New Jersey aid to local school districts equal to a portion of the debt service on bonds issued by such local school districts for construction and renovation of school facilities (P.L. 1968, c. 177; P.L. 1971, c. 10; and P.L. 1978, c. 74) and for New Jersey aid to counties equal to a portion of the debt service on bonds issued by or on behalf of counties for construction of county college facilities (P.L. 1971, c. 12, as amended). The New Jersey Legislature has no legal obligation to make such appropriations, but has done so to date for all obligations issued under these laws.

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Department of Human Services Programs. The NJEDA issues revenue bonds from time to time on behalf of non-profit community services providers. The payment of debt service on these bonds as well as the payment of certain other provider expenses is made by New Jersey pursuant to service contracts between DHS and these providers, subject to appropriations by the New Jersey Legislature.

Conduit Indebtedness of New Jersey Authorities and Instrumentalities. Certain State authorities and instrumentalities are authorized to issue debt on behalf of various private and governmental entities on a conduit basis. Under such circumstances, neither the New Jersey authority or instrumentality acting as a conduit issuer nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt are solely that of the entity on whose behalf the debt was issued. Those State authorities and instrumentalities that issue debt on behalf of private and governmental entities on a conduit basis include: (i) the New Jersey Economic Development Authority; (ii) the New Jersey Health Care Facilities Financing Authority; (iii) the New Jersey Education Facilities Authority; (iv) the New Jersey Housing and Mortgage Finance Agency; (v) the New Jersey Environmental Infrastructure Trust; and (vi) the New Jersey Redevelopment Agency.

Counties and Municipalities

Regulation of County and Municipal Finance. New Jersey’s county and municipal finance system is regulated by various statutes designed to assure that all county and municipal governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the “Division”) in the New Jersey Department of Community Affairs.

The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) (the “Local Budget Law”) imposes specific budgetary procedures upon counties and municipalities (“local units”). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the “Director”). The accounts of each local unit must be independently audited by a registered municipal accountant. New Jersey law provides that budgets must be submitted in a form promulgated by the Division. The Division reviews all local unit annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered (i) to require changes for compliance with law as a condition of approval; (ii) to disapprove budgets not in accordance with law; and (iii) to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit fails to adopt a budget in accordance with law. This process insures that every local unit annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for (i) principal of and interest on indebtedness falling due in the fiscal year, (ii) deferred charges, and (iii) other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

The Local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the Cap Law) limits the year-to-year increase of the total appropriations of any local unit to either 2.5% or a cost-of-living adjustment determined annually by the Director, whichever is less. However, where the cost-of-living adjustment is less than 2.5%, the Cap Law also permits the governing body of any local unit to approve the use of a higher percentage rate up to 3.5%. Regardless of the rate utilized, certain exceptions exist to the Cap Law’s limitation on increases in appropriations. The principal exceptions to these limitations are : (i) municipal and county appropriations to pay debt service requirements; (ii) requirements to comply with certain other New Jersey or federal mandates; (iii) appropriations of private and public dedicated funds; (iv) amounts approved by referendum; and (v) in the case of municipalities only, to fund the preceding year’s cash deficit or to reserve for shortfalls in tax collections, and amounts required pursuant to contractual obligations for specified services. The Cap Law was re-enacted in 1990 with amendments and made a permanent part of the municipal finance system.

Additionally, new legislation constituting P.L. 2007, c.62, effective April 3, 2007, imposed a 4% cap on the tax levy of a municipality, county, fire district or solid waste collection district, with certain exceptions and subject to a number of adjustments. The exclusions from the limit include increases required to be raised for debt service on the local unit’s bonds and notes, increases to replace certain lost state aid, increases in certain pension contributions, increases in the reserve for uncollected taxes required for municipalities, and certain increases in health care costs over 4%. The Division may approve waivers for certain extraordinary costs identified by statute, and voters may approve increases over 4% not otherwise permitted by a vote of 60% of the voters voting on a public question.

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Regulation of the Issuance of Bonds by Counties and Municipalities. New Jersey law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than fiscal year adjustment bonds). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt (statutory deduction) from all authorized debt of the local unit in computing whether a local unit has exceeded its statutory debt limit. The Local Bond Law permits the issuance of certain obligations, including obligations issued for certain emergency or self liquidating purposes, notwithstanding the statutory debt limitation described above, but, with certain exceptions, it is then necessary to obtain the approval of the Local Finance Board.

School Districts

Regulation of School District Finance. All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school districts, takes office. Type I school districts, most commonly found in cities, have a board of education, appointed by the mayor or the chief executive officer of the municipality, constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts. The New Jersey Department of Education has been empowered with authority to abolish an existing school board and create a State-operated school district where the existing school board has failed or is unable to take the corrective actions necessary to provide a thorough and efficient system of education in that school district pursuant to N.J.S.A. 18A:7A-15 et seq. (the “School Intervention Act”). The State-operated school district, under the direction of a New Jersey appointed superintendent, has all of the powers and authority of the local board of education and of the local district superintendent.

New Jersey’s school districts operate under the same comprehensive review and regulation as do its counties and municipalities, including, without limitation, the new legislation constituting P.L. 2007, c.62, effective April 3, 2007, discussed above. Certain exceptions and differences are provided, but New Jersey's supervision of school finance closely parallels that of local governments.

Regulation of the Issuance of Bonds by School Districts. School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 et seq. (the “School Bond Law”), which closely parallels the Local Bond Law (for further information relating to the Local Bond Law, see “Counties and Municipalities”—Regulation of the Issuance of Bonds by “Counties and Municipalities” herein). Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by local units, they are subject to debt limits (which vary depending on the type of school system) and to New Jersey regulation of their borrowing.

School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district; or (iv) adoption of a proposal by resolution by a capital project control board for projects in a State-operated school district.

If school bonds of a Type II school district will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the balance of the school district’s borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the New Jersey Department of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued by a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

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School District Lease Purchase Financings. School districts are permitted to enter into lease purchase agreements for the acquisition of equipment or for the acquisition of land and school buildings in order to undertake the construction or the improvement of the school buildings. Lease purchase agreements for equipment cannot exceed five years. Lease purchase agreements for school facilities must be approved by the Commissioner, the voters or the board of school estimate, as applicable. The payment of rent on an equipment lease and on a five year and under facilities lease purchase agreement is treated as a current expense and is within the cap on the school district’s budget. Under the Comprehensive Education Improvement and Financing Act, lease purchase payments on leases in excess of five years will be treated as debt service payments and therefore, receive debt service aid if the school district is entitled and will be outside the school district’s spending limitation of the General Fund.

New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated fund for the support of free public schools. Amendments to the Act provide that this fund will be divided into two school bond reserve accounts. All bonds issued prior to July 1, 2003 shall be benefited by a school bond reserve account funded in an amount equal to 1-1/2% of the aggregate amount of issued and outstanding bonded indebtedness of New Jersey counties, municipalities or school districts for school purposes issued prior to July 1, 2003 and all bonds issued on or after July 1, 2003 shall be benefited by a school bond reserve account equal to 1% of the aggregate amount of issued and outstanding bonded indebtedness of New Jersey’s counties, municipalities or school districts for school purposes issued on or after July 1, 2003, provided in each case, that such amounts do not exceed the monies available in the applicable account. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. There has never been an occasion to call upon this fund.

Local Financing Authorities

Regulation of Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-1 et seq.) provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the New Jersey Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by local units, which are empowered (i) to issue bonds, (ii) to impose facility or service charges, or (iii) to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing New Jersey or federal financial restrictions are exempted, but only to the extent of that difference.

Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director. The Local Finance Board exercises approval over creation of new authorities and special districts as well as their dissolution. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director of the Division reviews and approves annual budgets of authorities and special districts.

Regulation of the Issuance of Bonds by Local Financing Authorities. Certain local authorities are authorized to issue debt on behalf of various entities on a conduit basis. Under such circumstances, neither the local authority acting as a conduit issuer, the local unit creating such local authority nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt is solely that of the entity on whose behalf the debt was issued. The Local Finance Board reviews, conducts public hearings, and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a local unit and an authority or special district.

Pollution Control Bonds. In the 1970’s, the New Jersey Legislature initiated a comprehensive statutory mechanism for the management of solid waste disposal within New Jersey that required each county to develop a plan for county-wide controlled flow of solid waste to a franchised location. The controlled flow of solid waste to a franchised location enabled the imposition of above-market-rate disposal fees. Most counties created independent local authorities or utilized existing local authorities in order to finance, with the proceeds of bonds, the technically complex and expensive infrastructure required to implement this statutory mechanism. Typically, the primary security for the amortization of the bonds was the above-market-rate disposal fees, although some bonds were further secured by a guaranty of the respective county. On May 1, 1997, in Atlantic Coast Demolition & Recycling, Inc. v. Board of Chosen Freeholders of Atlantic County, 112 F.3d 652 (3d Cir. 1997), the United States Court of Appeals for the Third Circuit held that New

41

Jersey’s system of controlled flow of solid waste to franchised locations unconstitutionally discriminated against out-of-State operators of waste disposal facilities and, therefore, violated the Commerce Clause of the United States Constitution. Subsequently, the United States Supreme Court denied a petition for writ of certiorari. This decision has terminated controlled flow of solid waste to franchised locations within New Jersey. In the absence of controlled flow, franchisees facing competition from other operators of waste disposal facilities are unable to charge above-market-rate disposal fees. The reduction of such fees to competitive levels has reduced correspondingly the primary source of security for the outstanding bonds of the local authorities. The facts relevant to each local authority within New Jersey remain unique. Some local authorities have successfully implemented refunding and work-out financings. Other local authorities have eliminated revenue shortfalls through the imposition of special waste disposal taxes. In other cases, revenue shortfalls continue, but bond payment defaults by such local authorities have been avoided as a result of a New Jersey program by which New Jersey to date has voluntarily provided financial assistance to qualifying local authorities to satisfy bond payment obligations on a given bond payment date. However, no assurance can be given that such New Jersey subsidies will be made available to such local authorities in the in the future (or that sufficient funds will be made available to New Jersey for such purpose) particularly given the recent New Jersey budget reductions.

Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of “qualified bonds.” Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner of Education of New Jersey, to qualify bonds pursuant to P.L. 1976 c. 38 or c. 39. Upon approval of such an application, the New Jersey Treasurer shall withhold from certain New Jersey revenues or other New Jersey aid payable to the municipalities, or from New Jersey school aid payable to the school district, as appropriate, an amount sufficient to pay debt service on such bonds. These “qualified bonds” are not direct, guaranteed or moral obligations of New Jersey, and debt service on such bonds will be provided by New Jersey only if the above mentioned appropriations are made by New Jersey.

Litigation of the State of New Jersey

General. At any given time, there are various numbers of claims and cases pending against the State of New Jersey, State agencies and State employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1 et seq.). New Jersey does not formally estimate its reserve representing potential exposure for these claims and cases. New Jersey is unable to estimate its exposure for these claims and cases.

New Jersey routinely receives notices of claim seeking substantial sums of money. The majority of these claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against New Jersey must be preceded by a notice of claim, which affords New Jersey the opportunity for a six-month investigation prior to the filing of any suit against it. In addition, at any given time, there are various numbers of contract and other claims against New Jersey and New Jersey agencies, including environmental claims asserted against New Jersey, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters seek recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims. At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry of New Jersey and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act.

At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry of New Jersey and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act. An independent study estimated an aggregate potential exposure of $134,900,000 for tort and medical malpractice claims pending as of December 31, 2006. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry of New Jersey, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims.

Lawsuits currently pending or threatened in which New Jersey has the potential for either a significant loss of revenue or a significant unanticipated expenditure are described in the official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this SAI.

42

PART C. OTHER INFORMATION

Item 23.	Exhibits.

All Exhibits listed below have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are filed herewith.

(a)	Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed on May 28, 1999.)

(a)(1)	Form of Amended and Restated Articles of Incorporation. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14, filed on January 29, 1997.)

(b)	Amended and Restated By-Laws of Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 filed on January 30, 2007.)

(c)	Copy of Specimen Stock Certificate for Class A shares. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed on January 11, 1988.)

(c)(1)	Copy of Specimen Stock Certificate for Class D Shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed January 31, 1994.)

(d)	Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e)	Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1)	Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2)	Distributing Agreement between the Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e)(3)	Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e)(4)	Form of Amended Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 filed on January 28, 2003.)

(f)	Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14, filed on January 29, 1997.)

(f)(1)	Deferred Compensation Plan for Directors. (Incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(g)	Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14, filed on January 29, 1997.)

(h)	Not applicable.

(i)	Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Post-Effective Amendment No. 19 filed on May 28, 1999.)

PART C. OTHER INFORMATION (continued)

(i)(1)	Opinion and Consent of Counsel. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14, filed on January 29, 1997.)

(j)	*Consent of Independent Registered Public Accounting Firm.

(j)(1)	*Consent of New Jersey Counsel.

(k)	Not applicable.

(l)	Form of Purchase Agreement for Initial Capital for Class C shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed on May 28, 1999.)

(l)(1)	Form of Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14, filed on January 29, 1997.)

(m)	Amended Administration, Shareholder Services and Distribution Plan. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed on May 28, 1999.)

(m)(1)	Amended Administration, Shareholder Services and Distribution Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of the Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(m)(2)	Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 filed on January 28, 2003.)

(m)(3)	Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(4)	Form of Selected Dealer Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(4)(a)	Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Seligman LaSalle Real Estate Fund Series, Inc. Post-Effective Amendment No. 7 filed on December 29, 2006.)

(m)(5)	Form of Services Agreement between CIBC Oppenheimer & Co., Inc and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(6)	Form of Services Agreement between Paine Webber Incorporated and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(7)	Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(8)	Participation Agreement between Salomon Smith Barney Inc. and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)

PART C. OTHER INFORMATION (continued)

(m)(9)	Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(10)	Form of Mutual Fund Dealer Agreement between Seligman Advisors, Inc. and Smith Barney Inc. (Incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(11)	Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Seligman LaSalle Real Estate Fund Series, Inc. Post-Effective Amendment No. 7 filed on December 29, 2006.)

(m)(12)	Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(11) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(13)	Form of Operating Agreement between Pershing LLC, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(12) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(14)	Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(13) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(n)	*Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended.

(p)	Code of Ethics of the Registrant and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and affiliates, as amended. (Incorporated by reference to Exhibit (p) of Post-Effective Amendment No 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(Other Exhibits) *(a) Power of Attorney for Dr. Maureen Fonseca.

(b) Power of Attorney for John F. Maher. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 filed on January 29, 2007.)

(c) Power of Attorney for Leroy C. Richie. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed on January 28, 2002.)

(d) Powers of Attorney. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 15 filed on January 27, 1998.)

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant’s Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement and Article Tenth of Registrant’s Amended and Restated By-laws filed as Exhibit 24(b) to Registrant’s Post-Effective Amendment No. 26 filed on January 30, 2006.

PART C. OTHER INFORMATION (continued)

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (“Seligman”), is the Registrant’s investment manager and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Item 26 of Post-Effective Amendment No. 46 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2008.

Item 27.	Principal Underwriters.

(a)	The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc., Seligman Asset Allocation Series, Inc., Seligman Value Fund Series, Inc.

(b)	Name of each director, officer or partner of Registrant’s principal underwriter named in response to Item 20:

Seligman Advisors, Inc.

As of January 7, 2008

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

William C. Morris*	Chairman of the Board and Director	Chairman of the Board
Brian T. Zino*	Director	President, Director and Chief Executive Officer
Charles W. Kadlec*	Director and President	None
David F. Stein*	Director	None
Rodney G.D. Smith*	Director	None
John H. Clark*	Director	None
John B. Cunningham*	Director	None
Neil T. Eigen*	Director	None

PART C. OTHER INFORMATION (continued)

Seligman Advisors, Inc.

As of January 7, 2008

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Thomas G. Moles*	Director	None
Paul H. Wick*	Director	None
Richard M. Potocki*	Managing Director, Director of Sales	None
Jonathan G. Evans*	Managing Director, Sales	None
Bruce M. Tuckey*	Managing Director, Sales	None
Andrew S. Veasy*	Managing Director, Sales	None
Peter Quinn*	Managing Director, National Sales	None
Michelle L. Rappa*	Managing Director, Director of Marketing	None
Thomas G. Rose*	Senior Vice President, Finance	Vice President
James R. Besher*	Senior Vice President, Regional Sales	None
Steven O’Brien*	Senior Vice President, Regional Sales	None
Gerald I. Cetrulo, III*	Senior Vice President, Sales	None
Arthur A. Condron*	Senior Vice President, Offshore	None
Sales and Administration
Emily H. Calcagno*	Senior Vice President, Relationship Management	None
Jeffrey S. Dean*	Senior Vice President, Director of	None
Operations and Business Planning
Kenneth J. Dougherty*	Senior Vice President, Sales	None
Sales Director
Ronald W. Pond*	Senior Vice President, Divisional	None
Sales Director
Thomas P. Parnell*	Senior Vice President, Sales	None
Daniel R. Molloy*	Senior Vice President, Regional	None
Retirement Plans Manager
Jeffery C. Pleet*	Senior Vice President, Regional	None
Retirement Plans Manager
Judith L. Lyon*	Senior Vice President, Sales	None
Gary A. Terpening*	Senior Vice President, Director of	None
Business Development
Matthew K. Scott*	Senior Vice President, Regional Retirement	None
Plans Manager
Nicole C. Grogan*	Senior Vice President, Manager, Sales	None
Administration and Planning, Managed
Money
Peter J. Campagna*	Senior Vice President, Managed Products	None
Matthew Witschel*	Senior Vice President, Manager of Internal Sales	None
Matthew Saunders*	Vice President, Product Manager	None
Paula A. Smith*	Senior Vice President, Director of	None
Retirement Plans
William A. DeSanto*	Senior Vice President, Director of	None
Product Management
Karin Billias*	Vice President, Retirement Marketing	None
Marco F. Acosta*	Vice President, Product Manager	None
Robert T. Maloney*	Vice President, Relationship Manager	None
Michael E. Swinarski*	Vice President, Relationship Manager	None
Kevin Collins*	Vice President, Regional Retirement	None
Kurt Stam*	Vice President, Product Manager	None

PART C. OTHER INFORMATION (continued)

Seligman Advisors, Inc.

As of January 7, 2008

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Brian C. Kelleher*	Vice President, Regional Sales	None
David C. Carrano*	Vice President, Regional Sales	None
Matthew R. Compton*	Vice President, Regional Sales	None
James M. Wing*	Vice President, Regional Sales	None
Chad Harding*	Vice President, Regional Sales	None
Seth Leibick*	Vice President, Regional Sales	None
Lisa M. MacDonald*	Vice President, Sales Administration	None
and Planning
Bret L. Solnoki*	Vice President, Sub-Advisory	None
Frank J. Nasta*	Director and Corporate Secretary	Secretary
Paul B. Goucher*	Assistant Corporate Secretary	None
Jennifer G. Muzzey*	Assistant Corporate Secretary	None
Joseph D’Alessandro*	Assistant Corporate Secretary	None
Albert A. Pisano*	Senior Vice President, Chief	None
Compliance Officer
Katherine J. Shetler*	Vice President and Treasurer	None
Julie S. Rosenberg*	Assistant Treasurer	None
Lawrence P. Vogel*	Assistant Treasurer	Vice President and Treasurer
Thomas Figueira*	Assistant Treasurer	None
Brian R. Nash*	Assistant Treasurer	None
Jennie Haluska*	Assistant Treasurer	None
Keith R. Landry*	Vice President, Manager, Order Desk	None
Glen Matthews*	Assistant Vice President, Order Desk	None
Valerie Rummo*	Assistant Vice President, Retirement	None
Sales Desk Manager
Mike Lynn*	Assistant Vice President, Regional Sales	None
Mike Stoppiello*	Assistant Vice President, Regional Sales	None
George Kounalakis*	Assistant Vice President, Regional Sales	None
Oscar Lagos*	Assistant Vice President, Operations	None

*	The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)	Not Applicable.

Item 28.	Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, New York 10017 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, custodian of the Registrant's cash and securities and agent performing certain accounting and record-keeping functions relating to portfolio transactions and calculating the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, shareholder service agent, who maintains shareholder records for the Registrant.

Item 29.	Management Services. Not Applicable.

Item 30.	Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of January, 2008.

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

By:	/s/ Brian T. Zino
Brian T. Zino, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 28, 2008.

Signature	Title

/s/ Brian T. Zino Brian T. Zino	President, Director and Chief Executive Officer (Principal Executive Officer)

/s/ William C. Morris William C. Morris	Chairman of the Board and Director

/s/ Lawrence P. Vogel Lawrence P. Vogel	Treasurer (Principal Financial and Accounting Officer)

Maureen Fonseca, Director	)
John R. Galvin, Director	)
John F. Maher, Director	)
Frank A. McPherson, Director	)
Betsy S. Michel, Director	)
Leroy C. Richie, Director	)	/s/ Brian T. Zino
Robert L. Shafer, Director	)	Brian T. Zino, Attorney-in-Fact
James N. Whitson, Director	)

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

Post-Effective Amendment No. 29 to the

Registration Statement on Form N-1A

EXHIBIT INDEX

Form N-1A Item No.	Description

Item 23(j)	Consent of Independent Registered Public Accounting Firm.

Item 23(j)(1)	Consent of New Jersey Counsel.

Item 23(n)	Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended.

(Other Exhibits:)	Power of Attorney for Dr. Maureen Fonseca.